UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3651
                                   ---------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio            45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end: 3/31
                         -------------------------------------------------------

Date of reporting period: 9/30/09
                          ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                              SEPTEMBER 30, 2009
                                                                     (UNAUDITED)


SEMI-ANNUAL REPORT


TOUCHSTONE STRATEGIC TRUST

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Large Cap Value Fund

Touchstone Mid Cap Growth Fund


[LOGO] TOUCHSTONE INVESTMENTS(R)

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------

                                                                           Page
-------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                             3
-------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        4-7
-------------------------------------------------------------------------------
Statements of Operations                                                    8-9
-------------------------------------------------------------------------------
Statements of Changes in Net Assets                                       10-12
-------------------------------------------------------------------------------
Financial Highlights                                                      13-24
-------------------------------------------------------------------------------
Notes to Financial Statements                                             25-39
-------------------------------------------------------------------------------
Portfolios of Investments:
-------------------------------------------------------------------------------
     Diversified Small Cap Growth Fund                                    40-41
-------------------------------------------------------------------------------
     Growth Opportunities Fund                                            42-43
-------------------------------------------------------------------------------
     Large Cap Core Equity Fund                                           44-45
-------------------------------------------------------------------------------
     Large Cap Growth Fund                                                   46
-------------------------------------------------------------------------------
     Large Cap Value Fund                                                    47
-------------------------------------------------------------------------------
     Mid Cap Growth Fund                                                  48-49
-------------------------------------------------------------------------------
Other Items                                                               50-52
-------------------------------------------------------------------------------
Privacy Protection Policy                                                    53

-------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
September 30, 2009
-------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     28.3
Health Care                                                                24.2
Consumer Discretionary                                                     15.9
Industrials                                                                13.2
Financials                                                                  6.4
Energy                                                                      5.3
Consumer Staples                                                            2.9
Telecommunication Services                                                  1.7
Materials                                                                   1.5
Investment Funds                                                           29.1
Other Assets/Liabilities (Net)                                            (28.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     21.1
Financials                                                                 14.3
Energy                                                                     12.7
Health Care                                                                12.0
Industrials                                                                10.9
Consumer Discretionary                                                     10.6
Consumer Staples                                                            9.8
Materials                                                                   2.4
Utilities                                                                   2.3
Telecommunication Services                                                  2.2
Investment Funds                                                           16.0
Other Assets/Liabilities (Net)                                            (14.3)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 32.6
Energy                                                                     19.2
Consumer Discretionary                                                     16.0
Utilities                                                                  10.3
Information Technology                                                      9.3
Industrials                                                                 4.7
Telecommunication Services                                                  3.9
Consumer Staples                                                            1.0
Investment Funds                                                           24.2
Other Assets/Liabilities (Net)                                            (21.2)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     34.3
Health Care                                                                20.1
Energy                                                                     11.5
Consumer Staples                                                            9.5
Industrials                                                                 7.9
Consumer Discretionary                                                      6.4
Materials                                                                   5.8
Financials                                                                  4.4
Investment Funds                                                           21.9
Other Assets/Liabilities (Net)                                            (21.8)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     21.5
Consumer Discretionary                                                     17.5
Health Care                                                                15.3
Materials                                                                  13.9
Energy                                                                     11.8
Industrials                                                                11.0
Financials                                                                  5.6
Consumer Staples                                                            1.9
Investment Funds                                                           23.4
Other Assets/Liabilities (Net)                                            (21.9)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Industrials                                                                16.2
Information Technology                                                     15.6
Financials                                                                 14.2
Health Care                                                                13.6
Consumer Discretionary                                                     13.3
Energy                                                                     10.6
Materials                                                                   7.0
Consumer Staples                                                            3.9
Utilities                                                                   3.1
Telecommunication Services                                                  1.1
Investment Funds                                                           25.3
Other Assets/Liabilities (Net)                                            (23.9)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                            DIVERSIFIED                              LARGE
                                                             SMALL CAP            GROWTH            CAP CORE         LARGE CAP
                                                               GROWTH          OPPORTUNITIES         EQUITY            GROWTH
                                                                FUND               FUND               FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                 $     34,123,603   $     38,872,710   $     54,992,660   $    912,360,774
===================================================================================================================================
  Affiliated securities, at market value                  $        178,855   $        529,203   $        898,810   $      9,545,025
  Non-affiliated securities, at market value                    36,493,595         41,220,276         54,431,704      1,068,159,464
-----------------------------------------------------------------------------------------------------------------------------------
  At market value - including $7,982,294, $6,801,540,
    $6,698,084, and $193,661,903 of securities loaned
    for the Diversified Small Cap Growth Fund, Growth
    Opportunities Fund, Large Cap Core Equity Fund, and
    Large Cap Growth Fund, respectively.                  $     36,672,450   $     41,749,479   $     55,330,514   $  1,077,704,489
Dividends and interest receivable                                    6,679             17,476             78,130            472,836
Receivable for capital shares sold                                   1,001              3,635                871            476,292
Receivable for securities sold                                     105,520                 --                 --          7,030,484
Receivable for securities lending income                             2,877                905                697             44,407
Other assets                                                        15,416             39,577              8,996             42,987
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    36,803,943         41,811,072         55,419,208      1,085,771,495
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned                         8,126,360          6,976,850          6,860,079        197,352,955
Payable for capital shares redeemed                                 26,240             70,093             48,602          2,350,827
Payable for securities purchased                                    11,386            344,982                 --                 --
Payable to Advisor                                                  22,105             20,044             29,852            492,366
Payable to other affiliates                                         27,081             26,133             21,592            617,400
Payable to Trustees                                                  4,118              4,117              4,117              4,372
Other accrued expenses and liabilities                              44,917             81,041             46,428            555,457
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                8,262,207          7,523,260          7,010,670        201,373,377
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                $     28,541,736   $     34,287,812   $     48,408,538   $    884,398,118
===================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                           $     49,213,703   $     79,661,853   $     60,669,136   $  1,107,078,485
Accumulated net investment income (loss)                          (111,119)           (59,962)           566,116          1,387,289
Accumulated net realized losses from security
  transactions                                            $     23,109,695)       (48,190,848)       (13,164,568)      (389,411,371)
Net unrealized appreciation on investments                       2,548,847          2,876,769            337,854        165,343,715
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $     28,541,736   $     34,287,812   $     48,408,538   $    884,398,118
===================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                 $     11,391,861   $     21,774,235   $     46,445,527   $    408,117,829
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                    1,370,236          1,172,725          5,899,090         21,529,158
===================================================================================================================================
Net asset value and redemption price per share            $           8.31   $          18.57   $           7.87   $          18.96
===================================================================================================================================
Maximum offering price per share                          $           8.82   $          19.70   $           8.35   $          20.12
===================================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                 $             --   $             --   $             --   $     16,088,555
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                            --                 --                 --            882,152
===================================================================================================================================
Net asset value, offering price and redemption price per
  share*                                                  $             --   $             --   $             --   $          18.24
===================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------


                                                                       DIVERSIFIED                         LARGE
                                                                         SMALL CAP         GROWTH         CAP CORE      LARGE CAP
                                                                          GROWTH        OPPORTUNITIES      EQUITY        GROWTH
                                                                           FUND             FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                              $   2,659,523   $   7,605,050   $  1,963,011   $ 154,079,642
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                      324,827         437,139        252,273       8,431,212
===================================================================================================================================
Net asset value, offering price and redemption price per share*        $        8.19   $       17.40   $       7.78   $       18.27
===================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                              $  14,490,352   $       3,236   $         --   $ 306,112,092
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                    1,731,119             174             --      16,006,701
===================================================================================================================================
Net asset value, offering price and redemption price per share         $        8.37   $       18.60   $         --   $       19.12
===================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares                  $          --   $   4,905,291   $         --   $          --
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                           --         263,406             --              --
===================================================================================================================================
Net asset value, offering price and redemption price per share         $          --   $       18.62   $         --   $          --
===================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------


                                                                                    LARGE CAP         MID CAP
                                                                                      VALUE           GROWTH
                                                                                       FUND            FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                                       $    22,573,147    $   947,633,618
==================================================================================================================
  Affiliated securities, at market value                                        $       655,763    $    19,306,219
  Non-affiliated securities, at market value                                         23,109,914      1,003,213,447
------------------------------------------------------------------------------------------------------------------
  At market value - including $3,943,603 and $184,379,053 of securities loaned
    for the Large Cap Value Fund and Mid Cap Growth Fund, respectively.         $    23,765,677    $ 1,022,519,666
Dividends and interest receivable                                                         6,150            908,912
Receivable for capital shares sold                                                      304,379            926,659
Receivable for securities sold                                                          536,218                 --
Receivable for securities lending income                                                    303             15,961
Other assets                                                                             22,142             92,683
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         24,634,869      1,024,463,881
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned                                              4,089,701        189,307,783
Payable for capital shares redeemed                                                      41,337          1,492,141
Payable for securities purchased                                                        822,197          6,114,394
Payable to Advisor                                                                        7,276            532,021
Payable to other affiliates                                                              12,301            723,151
Payable to Trustees                                                                       4,372              3,956
Other accrued expenses and liabilities                                                   47,564            930,178
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                     5,024,748        199,103,624
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                      $    19,610,121    $   825,360,257
==================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                                 $    54,765,910    $   914,908,094
Accumulated net investment loss                                                         (60,357)        (1,017,318)
Accumulated net realized losses from security transactions                          (36,287,962)      (163,416,567)
Net unrealized appreciation on investments                                            1,192,530         74,886,048
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $    19,610,121    $   825,360,257
==================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                       $    15,914,023    $   569,006,818
==================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                               4,554,720         31,296,092
==================================================================================================================
Net asset value and redemption price per share                                  $          3.49    $         18.18
==================================================================================================================
Maximum offering price per share                                                $          3.70    $         19.29
==================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                                       $            --    $    35,928,650
==================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                                      --          2,339,977
==================================================================================================================
Net asset value, offering price and redemption price per share*                 $            --    $         15.35
==================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                  LARGE CAP            MID CAP
                                                                                    VALUE               GROWTH
                                                                                     FUND                FUND
------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                                       $     3,696,098    $   211,436,396
==================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                               1,071,036         13,757,003
==================================================================================================================
Net asset value, offering price and redemption price per share*                 $          3.45    $         15.37
==================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                                       $            --    $     8,988,393
==================================================================================================================
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                                      --            493,099
==================================================================================================================
Net asset value, offering price and redemption price per share                  $            --    $         18.23
==================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                         DIVERSIFIED                         LARGE
                                                          SMALL CAP         GROWTH          CAP CORE         LARGE CAP
                                                           GROWTH        OPPORTUNITIES       EQUITY           GROWTH
                                                            FUND             FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                    $       2,643    $       3,727    $       4,309    $      75,335
Dividends from non-affiliated securities (A)                   44,300          132,668          609,667        4,287,892
Interest                                                           --               --               --                2
Income from securities loaned                                  15,530            8,834           10,205          280,422
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        62,473          145,229          624,181        4,643,651
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                      134,985          124,085          177,621        2,935,553
Distribution expenses, Class A                                 13,104           25,041           65,832          513,860
Distribution expenses, Class B                                     --               --               --           76,311
Distribution expenses, Class C                                 12,558           34,306            9,933          743,334
Administration fees                                            25,712           29,901           54,653          824,412
Transfer Agent fees, Class A                                   31,668           37,310           21,474          345,706
Transfer Agent fees, Class B                                       --               --               --           23,716
Transfer Agent fees, Class C                                    8,049           12,360            3,909          139,617
Transfer Agent fees, Class Y                                    2,847                4               --           97,189
Transfer Agent fees, Institutional Class                           --                4               --               --
Postage and supplies                                           10,243           19,333            7,290          130,199
Reports to shareholders                                         7,380            9,843            4,770           99,531
Registration fees, Class A                                      5,881           11,225            5,108           15,138
Registration fees, Class B                                         --               --               --            3,448
Registration fees, Class C                                      5,701            2,687            1,431            7,599
Registration fees, Class Y                                      7,813            8,119               --            4,403
Registration fees, Institutional Class                             --            7,033               --               --
Professional fees                                              10,205           10,510           11,074           28,789
Custodian fees                                                  2,246            3,451            3,309           15,606
Trustees' fees and expenses                                     3,999            3,998            3,998            4,254
Compliance fees and expenses                                      515              537              902            3,243
Other expenses                                                  1,905            1,279              884           16,746
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                284,811          341,026          372,188        6,028,654
Fees waived by the Administrator                              (25,712)         (29,901)         (50,694)        (586,214)
Fees waived and/or expenses reimbursed by the Advisor         (85,507)        (105,934)              --               --
------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                  173,592          205,191          321,494        5,442,440
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                 (111,119)         (59,962)         302,687         (798,789)
------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions             (1,082,608)        (264,596)      (3,720,537)     (20,560,723)
Net change in unrealized appreciation/
  depreciation on investments                               8,211,408        7,732,912       17,878,013      226,856,059
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS            7,128,800        7,468,316       14,157,476      206,295,336
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS              $   7,017,681    $   7,408,354    $  14,460,163    $ 205,496,547
------------------------------------------------------------------------------------------------------------------------

(A) Net of foreign tax withholding of:                  $          --    $         529    $       8,689    $     168,808

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statement of Operations (Continued)
--------------------------------------------------------------------------------

                                                                              LARGE CAP        MID CAP
                                                                                VALUE          GROWTH
                                                                                FUND            FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                       $       1,779    $      99,886
Dividends from non-affiliated securities (A)                                      31,426        4,782,067
Income from securities loaned                                                      3,233          273,994
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           36,438        5,155,947
---------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                          47,786        2,849,016
Distribution expenses, Class A                                                    12,451          610,184
Distribution expenses, Class B                                                        --          168,046
Distribution expenses, Class C                                                    13,910          941,081
Transfer Agent fees, Class A                                                      10,410          432,108
Transfer Agent fees, Class B                                                          --           50,534
Transfer Agent fees, Class C                                                      10,015          223,734
Transfer Agent fees, Class Y                                                          --                4
Administration fees                                                               12,743          712,261
Postage and supplies                                                              10,758          272,542
Reports to shareholders                                                            5,411          123,561
Professional fees                                                                 10,064           38,067
Custodian fees                                                                     1,781           27,289
Registration fees, Class A                                                         3,182            2,668
Registration fees, Class B                                                            --            1,188
Registration fees, Class C                                                         3,146              409
Registration fees, Class Y                                                            --            5,131
Trustees' fees and expenses                                                        4,254            4,014
Compliance fees and expenses                                                         877            2,270
Other expenses                                                                       897           17,101
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   147,685        6,481,208
Fees waived by the Administrator                                                 (12,743)        (307,943)
Fees waived and/or expenses reimbursed by the Advisor                            (38,147)              --
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                      96,795        6,173,265
---------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                              (60,357)      (1,017,318)
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions                          (450,177)       3,083,868
Net change in unrealized appreciation/depreciation on investments              8,025,556      233,242,469
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                               7,575,379      236,326,337
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   7,515,022    $ 235,309,019
=========================================================================================================

(A) Net of foreign tax withholding of:                                     $          --    $         862

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  DIVERSIFIED                    GROWTH
                                                                                   SMALL CAP                  OPPORTUNITIES
                                                                                  GROWTH FUND                      FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS                    SIX MONTHS
                                                                            ENDED         YEAR             ENDED        YEAR
                                                                           SEPT. 30,      ENDED           SEPT. 30,     ENDED
                                                                            2009         MARCH 31,          2009       MARCH 31,
                                                                         (UNAUDITED)       2009          (UNAUDITED)  2009(A)(B)
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                                     $   (111,119)  $    (63,651)  $    (59,962)  $   (323,856)
Net realized losses from security transactions                            (1,082,608)    (9,624,130)       264,596     (6,773,831)
Net change in unrealized appreciation/depreciation on investments          8,211,408     (1,538,607)     7,732,912     (7,150,096)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                      7,017,681    (11,226,388)     7,408,354    (14,247,783)
----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                  1,110,062      2,325,565      1,121,361     10,983,044
Payments for shares redeemed                                              (1,671,684)   (10,439,076)    (2,386,668)    (9,002,735)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A  SHARE TRANSACTIONS      (561,622)    (8,113,511)    (1,265,307)     1,980,309
----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                         --             --             --        179,046
Payments for shares redeemed                                                      --             --             --     (1,769,228)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS                        --             --             --     (1,590,182)
----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                     27,945        454,913        308,817      1,562,451
Payments for shares redeemed                                                (324,890)    (1,205,593)      (672,966)    (2,906,983)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                  (296,945)      (750,680)      (364,149)    (1,344,532)
----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                  3,565,220      2,368,883             --          2,500
Payments for shares redeemed                                              (1,311,524)    (3,840,927)            --             --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS      2,253,696     (1,472,044)            --          2,500
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                         --             --      5,168,100          2,500
Payments for shares redeemed                                                      --             --       (900,000)            --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS            --             --      4,268,100          2,500
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    8,412,810    (21,562,623)    10,046,998    (15,197,188)

NET ASSETS
Beginning of  period                                                      20,128,926     41,691,549     24,240,814     39,438,002
----------------------------------------------------------------------------------------------------------------------------------
End of  period                                                          $ 28,541,736   $ 20,128,926   $ 34,287,812   $ 24,240,814
==================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                         $   (111,119)  $         --   $    (59,962)  $         --
==================================================================================================================================

(A)   Class B represents the period from April 1, 2008 through February 1, 2009.

(B) Class Y and Institutional Class represent the period from commencement of operations (February 2, 2009) through March 31, 2009.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                      LARGE CAP CORE                        LARGE CAP
                                                                       EQUITY FUND                         GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED            YEAR               ENDED           YEAR
                                                                SEPT. 30,         ENDED             SEPT. 30,         ENDED
                                                                  2009           MARCH 31,            2009           MARCH 31,
                                                               (UNAUDITED)         2009            (UNAUDITED)         2009
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                $       302,687   $       899,578   $      (798,789)  $     3,314,652
Net realized losses from security transactions                   (3,720,537)       (9,214,214)      (20,560,723)     (341,832,277)
Net change in unrealized appreciation/depreciation on
   investments                                                   17,878,013       (18,011,816)      226,856,059      (210,014,994)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            14,460,163       (26,326,452)      205,496,547      (548,532,619)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                      --          (826,694)               --          (384,725)
From net investment income, Class C                                      --           (23,762)               --                --
From net investment income, Class Y                                      --                --                --          (743,849)
From net realized gains, Class A                                         --        (4,234,966)               --                --
From net realized gains, Class C                                         --          (191,660)               --                --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                --        (5,277,082)               --        (1,128,574)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                         1,550,538        11,416,914        32,534,868       275,238,115
Reinvested distributions                                                 --         4,958,772                --           249,999
Payments for shares redeemed                                    (14,109,300)      (25,433,557)     (146,491,277)     (255,367,571)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
   TRANSACTIONS                                                 (12,558,762)       (9,057,871)     (113,956,409)       20,120,543
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                --                --             3,443         2,200,560
Payments for shares redeemed                                             --                --        (1,873,927)       (6,221,431)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS               --                --        (1,870,484)       (4,020,871)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                            82,733         2,075,124         6,798,043        58,876,139
Reinvested distributions                                                 --           148,421                --                --
Payments for shares redeemed                                       (506,838)       (2,154,892)      (27,050,413)      (53,064,767)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
   TRANSACTIONS                                                    (424,105)           68,653       (20,252,370)        5,811,372
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                --                --        66,869,500       339,657,227
Reinvested distributions                                                 --                --                --           715,680
Payments for shares redeemed                                             --                --       (28,893,008)      (53,196,540)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS               --                --        37,976,492       287,176,367
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           1,477,296       (40,592,752)      107,393,776      (240,573,782)

NET ASSETS
Beginning of  period                                             46,931,242        87,523,994       777,004,342     1,017,578,124
-----------------------------------------------------------------------------------------------------------------------------------
End of  period                                              $    48,408,538   $    46,931,242   $   884,398,118   $   777,004,342
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                           $       566,116   $       263,429   $     1,387,289   $     2,186,078
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                      LARGE CAP                               MID CAP
                                                                      VALUE FUND                            GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED            YEAR               ENDED           YEAR
                                                                SEPT. 30,         ENDED             SEPT. 30,         ENDED
                                                                  2009           MARCH 31,            2009           MARCH 31,
                                                               (UNAUDITED)         2009            (UNAUDITED)        2009(A)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                $       (60,357)  $       193,299   $    (1,017,318)  $    (2,859,559)
Net realized gains (losses) from security transactions             (450,177)      (29,398,630)        3,083,868      (154,319,675)
Net change in unrealized appreciation/depreciation on
   investments                                                    8,025,556         8,616,169       233,242,469      (231,737,939)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             7,515,022       (20,589,162)      235,309,019      (388,917,173)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                      --          (215,080)               --                --
From net investment income, Class C                                      --           (65,250)               --                --
From net realized gains, Class A                                         --                --                --        (7,418,546)
From net realized gains, Class B                                         --                --                --          (709,563)
From net realized gains, Class C                                         --                --                --        (3,686,097)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                --          (280,330)               --       (11,814,206)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                         7,757,091         4,874,733        73,431,256       198,229,454
Reinvested distributions                                                 --           207,375                --         6,477,072
Payments for shares redeemed                                     (3,012,153)       (8,689,205)      (63,906,967)     (194,004,433)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
   TRANSACTIONS                                                   4,744,938        (3,607,097)        9,524,289        10,702,093
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                --                --             5,674         2,085,030
Reinvested distributions                                                 --                --                --           554,988
Payments for shares redeemed                                             --                --        (4,664,745)      (12,750,178)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS               --                --        (4,659,071)      (10,110,160)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                           652,996           760,133         8,041,486        29,438,796
Reinvested distributions                                                 --            58,850                --         2,383,946
Payments for shares redeemed                                       (388,234)       (2,505,493)      (17,173,503)      (59,914,155)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
   TRANSACTIONS                                                     264,762        (1,686,510)       (9,132,017)      (28,091,413)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                --                --         8,256,000             2,500
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS               --                --         8,256,000             2,500
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          12,524,722       (26,163,099)      239,298,220      (428,228,359)

NET ASSETS
Beginning of  period                                              7,085,399        33,248,498       586,062,037     1,014,290,396
-----------------------------------------------------------------------------------------------------------------------------------
End of  period                                              $    19,610,121   $     7,085,399   $   825,360,257   $   586,062,037
===================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                             $       (60,357)  $            --   $    (1,017,318)  $            --
===================================================================================================================================

(A) Class Y represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED               YEAR ENDED              PERIOD
                                                              SEPT. 30,              MARCH 31,              ENDED
                                                                2009          ------------------------     MARCH 31,
                                                             (UNAUDITED)         2009          2008        2007(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $     6.27       $     9.80    $    11.64    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    (0.04)           (0.02)         0.50         (0.07)
  Net realized and unrealized gains (losses) on investments        2.08            (3.51)        (1.15)         1.71
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   2.04            (3.53)        (0.65)         1.64
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                --               --         (1.19)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     8.31       $     6.27    $     9.80    $    11.64
========================================================================================================================
Total return(B)                                                   32.54%(C)       (36.02%)       (7.28%)       16.40%(C)
========================================================================================================================
Net assets at end of period (000's)                          $   11,392       $    9,054    $   22,955    $    5,846
========================================================================================================================
Ratio of net expenses to average net assets                        1.40%(D)         1.40%         1.40%         1.40%(D)
Ratio of net investment income (loss) to average net assets       (0.92%)(D)       (0.22%)        0.33%        (1.15%)(D)
Portfolio turnover rate                                              83%(D)          113%           99%           86%(D)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED          YEAR        PERIOD
                                                              SEPT. 30,        ENDED        ENDED
                                                                2009         MARCH 31,    MARCH 31,
                                                             (UNAUDITED)       2009        2008(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    6.20       $    9.75    $   12.44
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                            (0.06)          (0.08)       (0.22)
  Net realized and unrealized gains (losses) on investments       2.05           (3.47)       (1.28)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.99           (3.55)       (1.50)
--------------------------------------------------------------------------------------------------------
Distributions from net realized gains                               --              --        (1.19)
--------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    8.19       $    6.20    $    9.75
========================================================================================================
Total return(B)                                                  32.10%(C)      (36.41%)     (13.66%)(C)
========================================================================================================
Net assets at end of period (000's)                          $   2,660       $   2,267    $   4,228
========================================================================================================
Ratio of net expenses to average net assets                       2.15%(D)        2.15%        0.84%(D)
Ratio of net investment loss to average net assets               (1.66%)(D)      (0.98%)     (17.70%)(D)
Portfolio turnover rate                                             83%(D)         113%          99%

(A) Represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED               YEAR ENDED               PERIOD
                                                              SEPT. 30,              MARCH 31,               ENDED
                                                                2009          ------------------------      MARCH 31,
                                                              (UNAUDITED)        2009          2008          2007(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $     6.30       $     9.84     $    11.66    $    10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    (0.02)            0.00(B)        0.04         (0.05)
  Net realized and unrealized gains (losses) on investments        2.09            (3.54)         (0.67)         1.71
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   2.07            (3.54)         (0.63)         1.66
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                --               --          (1.19)           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     8.37       $     6.30     $     9.84    $    11.66
===========================================================================================================================
Total return                                                      32.86%(C)       (35.98%)        (7.09%)       16.60%(C)
===========================================================================================================================
Net assets at end of period (000's)                          $   14,490       $    8,808     $   14,509    $    6,128
===========================================================================================================================
Ratio of net expenses to average net assets                        1.15%(D)         1.15%          1.15%         1.15%(D)
Ratio of net investment income (loss) to average net assets       (0.66%)(D)        0.02%         (0.52%)       (0.90%)(D)
Portfolio turnover rate                                              83%(D)          113%            99%           86%(D)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Amount rounds to less than $0.01 per share.

(C)   Not annualized. (D) Annualized.

GROWTH OPPORTUNITIES FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                                SEPT. 30,                                YEAR ENDED MARCH 31,
                                                  2009         --------------------------------------------------------------------
                                               (UNAUDITED)         2009         2008          2007          2006         2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    14.41       $    21.68    $    20.75    $    21.57    $    17.92    $    18.06
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.02)           (0.15)        (0.24)        (0.35)        (0.21)        (0.24)
  Net realized and unrealized gains
    (losses) on investments                         4.18            (7.12)         1.17         (0.47)         3.86          0.10
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    4.16            (7.27)         0.93         (0.82)         3.65         (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $    18.57       $    14.41    $    21.68    $    20.75    $    21.57    $    17.92
===================================================================================================================================
Total return(A)                                    28.87%(B)       (33.53%)        4.48%        (3.80%)       20.37%        (0.78%)
===================================================================================================================================
Net assets at end of period (000's)           $   21,774       $   17,973    $   26,349    $   35,723    $   98,004    $   81,313
===================================================================================================================================
Ratio of net expenses to average net assets         1.24%(C)         1.51%         1.55%         1.79%         1.64%         1.68%
Ratio of net investment loss to average net
   assets                                         (0.27%)(C)       (0.70%)       (0.89%)       (1.12%)       (1.09%)       (1.14%)
Portfolio turnover rate                              114%(C)           60%           82%          161%           80%           35%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                                SEPT. 30,                                YEAR ENDED MARCH 31,
                                                  2009         --------------------------------------------------------------------
                                                (UNAUDITED)        2009          2008          2007          2006          2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    13.55       $    20.42    $    19.63    $    20.60    $    17.11    $    17.39
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.08)           (0.29)        (0.35)        (0.54)        (0.40)        (0.40)
  Net realized and unrealized gains
    (losses) on investments                         3.93            (6.58)         1.14         (0.43)         3.89          0.12
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    3.85            (6.87)         0.79         (0.97)         3.49         (0.28)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $    17.40       $    13.55    $    20.42    $    19.63    $    20.60    $    17.11
===================================================================================================================================
Total return(A)                                    28.41%(B)       (33.64%)        4.02%        (4.71%)       20.40%        (1.61%)
===================================================================================================================================
Net assets at end of period (000's)           $    7,605       $    6,262    $   11,115    $   11,957    $   22,412    $   21,789
===================================================================================================================================
Ratio of net expenses to average net assets         1.99%(C)         2.27%         2.30%         2.71%         2.57%         2.61%
Ratio of net investment loss to average net
   assets                                          (1.02%)(C)       (1.46%)       (1.60%)       (2.00%)       (2.01%)       (2.04%)
Portfolio turnover rate                              114%(C)           60%           82%          161%           80%           35%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

GROWTH OPPORTUNITIES FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED        PERIOD
                                                     SEPT. 30,     ENDED
                                                      2009        MARCH 31,
                                                    (UNAUDITED)    2009(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period               $ 14.41       $ 14.37
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                  (0.00)(B)     (0.00)(B)
  Net realized and unrealized gains on investments      4.19          0.04
--------------------------------------------------------------------------------
Total from investment operations                        4.19          0.04
--------------------------------------------------------------------------------
Net asset value at end of period                     $ 18.60       $ 14.41
================================================================================
Total return                                           29.08%(C)      0.28%(C)
================================================================================
Net assets at end of period (000's)                  $     3       $     3
================================================================================
Ratio of net expenses to average net assets             0.99%(D)      0.97%(D)
Ratio of net investment income (loss) to average net
   assets                                              (0.03%)(D)     0.21%(D)
Portfolio turnover rate                                  114%(D)        60%

(A) Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

(B)   Amount rounds to less than $0.01.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED           PERIOD
                                                     SEPT. 30,        ENDED
                                                       2009          MARCH 31,
                                                    (UNAUDITED)      2009(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period              $   14.42      $   14.37
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                           0.01          (0.00)(B)
  Net realized and unrealized gains on
     investments                                         4.19           0.05
--------------------------------------------------------------------------------
Total from investment operations                         4.20           0.05
--------------------------------------------------------------------------------
Net asset value at end of period                    $   18.62      $   14.42
================================================================================
Total return                                            29.13%(C)       0.35%(C)
================================================================================
Net assets at end of period (000's)                 $   4,906      $       3
================================================================================
Ratio of net expenses to average net assets              0.84%(D)       0.82%(D)
Ratio of net investment income to average net
   assets                                                0.13%(D)       0.36%(D)
Portfolio turnover rate                                   114%(D)         60%

(A) Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

(B)   Amount rounds to less than $0.01.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                   2009       ---------------------------------------------------------------------
                                                (UNAUDITED)         2009        2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     6.00      $    10.36    $    11.36    $    10.49    $     9.48    $     9.10
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             0.06            0.12          0.10          0.11          0.06          0.11
  Net realized and unrealized gains
    (losses) on investments                         1.81           (3.77)        (0.62)         0.91          0.96          0.38
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    1.87           (3.65)        (0.52)         1.02          1.02          0.49
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                --           (0.11)        (0.10)        (0.15)        (0.01)        (0.11)
  Distributions from net realized gains               --           (0.60)        (0.38)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   --           (0.71)        (0.48)        (0.15)        (0.01)        (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $     7.87      $     6.00    $    10.36    $    11.36    $    10.49    $     9.48
===================================================================================================================================
Total return(A)                                    31.17%(B)      (35.73%)       (5.03%)        9.83%        10.74%         5.32%
===================================================================================================================================
Net assets at end of period (000's)           $   46,446      $   45,073    $   84,611    $   95,175    $   25,693    $    9,328
===================================================================================================================================
Ratio of net expenses to average net assets         1.15%(C)        1.15%         1.15%         1.15%         1.00%         1.00%
Ratio of net investment income to average net
   assets                                           1.13%(C)        1.38%         0.89%         0.97%         1.03%         1.18%
Portfolio turnover rate                               28%(C)          51%           52%           54%            6%            7%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                                 SEPT. 30,                        YEAR ENDED MARCH 31,
                                                   2009     ---------------------------------------------------------------
                                               (UNAUDITED)     2009         2008         2007         2006         2005
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    5.95      $   10.29    $   11.29    $   10.39    $    9.46    $    9.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                    0.01           0.04         0.01        (0.02)        0.03         0.04
  Net realized and unrealized gains
    (losses) on investments                       1.82          (3.72)       (0.61)        0.96         0.91         0.37
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.83          (3.68)       (0.60)        0.94         0.94         0.41
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              --          (0.06)       (0.02)       (0.04)       (0.01)       (0.03)
  Distributions from net realized gains             --          (0.60)       (0.38)          --           --           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                 --          (0.66)       (0.40)       (0.04)       (0.01)       (0.03)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    7.78      $    5.95    $   10.29    $   11.29    $   10.39    $    9.46
===========================================================================================================================
Total return(A)                                  30.76%(B)     (36.23%)      (5.72%)       9.09%        9.91%        4.52%
===========================================================================================================================
Net assets at end of period (000's)          $   1,963      $   1,858    $   2,913    $   4,231    $   1,399    $   1,675
===========================================================================================================================
Ratio of net expenses to average net assets       1.90%(C)       1.90%        1.90%        1.90%        1.75%        1.75%
Ratio of net investment income (loss)
  to average net assets                           0.38%(C)       0.70%        0.13%       (0.26%)       0.26%        0.41%
Portfolio turnover rate                             28%(C)         51%          52%          54%           6%           7%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                    2009      ---------------------------------------------------------------------
                                                (UNAUDITED)         2009        2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   14.73       $    24.45    $     22.06   $     23.26    $     19.84    $     17.31
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                    0.01             0.09           0.02         (0.04)         (0.02)         (0.02)
  Net realized and unrealized gains
    (losses) on investments                       4.22            (9.80)          2.37         (1.16)          3.44           2.55
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  4.23            (9.71)          2.39         (1.20)          3.42           2.53
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                --            (0.01)            --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   18.96       $    14.73    $     24.45   $     22.06    $     23.26    $     19.84
===================================================================================================================================
Total return(A)                                  28.72%(B)       (39.71%)        10.83%        (5.16%)        17.24%         14.62%
===================================================================================================================================
Net assets at end of period (000's)          $ 408,118       $  418,808    $     9,488   $   656,582    $   838,120    $   274,121
===================================================================================================================================
Ratio of net expenses to average net assets       1.25%(C)         1.25%          1.25%         1.16%          1.17%          1.26%
Ratio of net investment income (loss)
  to average net assets                          (0.13%)(C)        0.41%          0.06%        (0.16%)        (0.13%)        (0.23%)
Portfolio turnover                                  79%(C)          126%            72%          115%           104%           127%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.


LARGE CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                    2009       --------------------------------------------------------------------
                                                (UNAUDITED)         2009        2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    14.22       $    23.68    $    21.46    $    22.83    $    19.60    $    17.24
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.09)           (0.08)        (0.15)        (0.21)        (0.15)        (0.12)
  Net realized and unrealized gains
    (losses) on investments                         4.11            (9.38)         2.37         (1.16)         3.38          2.48
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    4.02            (9.46)         2.22         (1.37)         3.23          2.36
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $    18.24       $    14.22    $    23.68    $    21.46    $    22.83    $    19.60
===================================================================================================================================
Total return(A)                                    28.27%(B)       (39.95%)       10.34%        (6.00%)       16.48%        13.69%
===================================================================================================================================
Net assets at end of period (000's)           $   16,088       $   14,186    $   29,829    $   26,669    $   27,781    $   10,579
===================================================================================================================================
Ratio of net expenses to average net assets         2.00%(C)         2.00%         2.00%         2.02%         2.08%         2.25%
Ratio of net investment loss to average net
   assets                                          (0.86%)(C)       (0.35%)       (0.65%)       (0.98%)       (1.02%)       (1.23%)
Portfolio turnover rate                               79%(C)          126%           72%          115%          104%          127%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                    2009        -------------------------------------------------------------------
                                                (UNAUDITED)         2009        2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     14.25       $    23.74    $   21.52    $     22.88    $   19.62    $     17.24
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                               (0.09)           (0.07)       (0.14)         (0.20)       (0.11)         (0.08)
  Net realized and unrealized gains
    (losses) on investments                          4.11            (9.42)        2.36          (1.16)        3.37           2.46
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     4.02            (9.49)        2.22          (1.36)        3.26           2.38
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $     18.27       $    14.25    $   23.74    $     21.52    $   22.88    $     19.62
===================================================================================================================================
Total return(A)                                     28.21%(B)       (39.97%)      10.32%         (5.94%)      16.62%         13.81%
===================================================================================================================================
Net assets at end of period (000's)           $   154,080       $  137,641    $ 236,582    $   190,261    $ 188,810    $    48,446
===================================================================================================================================
Ratio of net expenses to average net assets          2.00%(C)         2.00%        2.00%          1.95%        1.98%          2.03%
Ratio of net investment loss to average net
   assets                                          (0.86%)(C)       (0.33%)      (0.66%)        (0.92%)      (0.93%)        (0.97%)
Portfolio turnover rate                               79%(C)          126%          72%           115%         104%           127%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

LARGE CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                                                                 PERIOD
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,               ENDED
                                                    2009      ---------------------------------------------------        MARCH 31,
                                                (UNAUDITED)         2009        2008          2007         2006           2005(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $   14.84      $    24.64    $    22.19    $    23.33    $   19.86   $     18.34
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             0.00(B)         0.10          0.05          0.06         0.03          0.01
  Net realized and unrealized gains
    (losses) on investments                         4.28           (9.85)         2.40         (1.20)        3.44          1.51
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    4.28           (9.75)         2.45         (1.14)        3.47          1.52
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                  --           (0.05)           --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $   19.12      $    14.84    $    24.64    $    22.19    $   23.33   $     19.86
===================================================================================================================================
Total return                                       28.84%(C)      (39.58%)       11.04%        (4.89%)      17.47%         8.29%(C)
===================================================================================================================================
Net assets at end of period (000's)            $ 306,112      $  206,369    $   31,679    $   40,044    $  66,655   $    43,279
===================================================================================================================================
Ratio of net expenses to average net assets         0.99%(D)        0.97%         1.00%         0.90%        0.93%         1.01%(D)
Ratio of net investment income to average net
   assets                                           0.14%(D)        0.95%         0.21%         0.13%        0.12%         0.21%(D)
Portfolio turnover                                    79%(D)       126%           72%          115%        104%             127%

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Amount rounds to less than $0.01.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                                                       PERIOD
                                                         SEPT. 30,                 YEAR ENDED MARCH 31,                ENDED
                                                           2009           --------------------------------------      MARCH 31,
                                                        (UNAUDITED)          2009           2008          2007         2006(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $     1.81       $     6.41    $    11.15    $    10.19    $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                (0.01)            0.06          0.10          0.04          0.01
  Net realized and unrealized gains
    (losses) on investments                                    1.69            (4.58)        (4.15)         1.19          0.18
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               1.68            (4.52)        (4.05)         1.23          0.19
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           --            (0.08)        (0.09)        (0.04)           --
  Distributions from net realized gains                          --               --         (0.60)        (0.23)           --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              --            (0.08)        (0.69)        (0.27)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $     3.49       $     1.81    $     6.41    $    11.15    $    10.19
===================================================================================================================================
Total return(B)                                               92.82%(C)       (70.60%)      (37.31%)       12.12%         1.90%(C)
===================================================================================================================================
Net assets at end of period (000's)                      $   15,914       $    5,321    $   23,609    $   29,609    $   11,684
===================================================================================================================================
Ratio of net expenses to average net assets                    1.35%(D)         1.35%         1.35%         1.35%         1.30%(D)
Ratio of net investment income (loss) to average net
   assets                                                     (0.78%)(D)        1.30%         1.06%         0.55%         1.34%(D)
Portfolio turnover rate                                         128%(D)          100%           75%           57%           68%(D)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                                                    PERIOD
                                                 SEPT. 30,                  YEAR ENDED MARCH 31,             ENDED
                                                   2009        -----------------------------------------    MARCH 31,
                                                (UNAUDITED)        2009          2008            2007        2006(A)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     1.79       $     6.38    $    11.09      $    10.18    $    10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                     (0.02)            0.03          0.03           (0.01)         0.00(B)
  Net realized and unrealized gains (losses)
     on investments                                 1.68            (4.56)        (4.14)           1.17          0.18
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    1.66            (4.53)        (4.11)           1.16          0.18
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                --            (0.06)        (0.00)(B)       (0.01)           --
  Distributions from net realized gains               --               --         (0.60)          (0.24)           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                   --            (0.06)        (0.60)          (0.25)           --
-------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $     3.45       $     1.79    $     6.38      $    11.09    $    10.18
=========================================================================================================================
Total return(C)                                    92.74%(D)       (71.00%)      (37.89%)         11.37%         1.80%(D)
=========================================================================================================================
Net assets at end of period (000's)           $    3,696       $    1,764    $    9,639      $   15,220    $      561
=========================================================================================================================
Ratio of net expenses to average net assets         2.10%(E)         2.10%         2.10%           2.10%         1.89%(E)
Ratio of net investment income (loss) to
   average net assets                              (1.53%)(E)        0.55%         0.30%          (0.27%)        0.25%(E)
Portfolio turnover rate                              128%(E)          100%           75%             57%           68%(E)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                    2009      ---------------------------------------------------------------------
                                                (UNAUDITED)       2009          2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    12.95       $    21.16    $    24.17    $    24.02    $     21.42    $     21.73
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                             (0.00)(A)        (0.01)        (0.12)        (0.14)         (0.12)         (0.16)
  Net realized and unrealized gains
    (losses) on investments                        5.23            (7.96)         0.01          2.20           4.70           1.03
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   5.23            (7.97)        (0.11)         2.06           4.58           0.87
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                --            (0.24)        (2.90)        (1.91)         (1.98)         (1.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    18.18       $    12.95    $    21.16    $    24.17    $     24.02    $     21.42
===================================================================================================================================
Total return(B)                                   40.39%(C)       (37.67%)       (1.53%)        8.84%         22.21%          4.13%
===================================================================================================================================
Net assets at end of period (000's)          $  569,007       $  397,756    $  649,891    $  713,666    $   639,501    $   574,855
===================================================================================================================================
Ratio of net expenses to average net assets        1.50%(D)         1.50%         1.47%         1.50%          1.50%          1.50%
Ratio of net investment loss to average net
   assets                                         (0.05%)(D)       (0.07%)       (0.53%)       (0.66%)        (0.57%)        (0.84%)
Portfolio turnover                                   67%(D)           71%           64%           58%            69%            85%

(A)   Amount rounds to less than $0.01 per share.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

MID CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                    2009      ---------------------------------------------------------------------
                                                (UNAUDITED)       2009          2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    10.98       $    18.13    $    21.25    $    21.49    $    19.50    $    20.03
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                             (0.06)           (0.15)        (0.28)        (0.30)        (0.26)        (0.29)
  Net realized and unrealized gains
    (losses) on investments                        4.43            (6.76)         0.06          1.97          4.23          0.94
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   4.37            (6.91)        (0.22)         1.67          3.97          0.65
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                --            (0.24)        (2.90)        (1.91)        (1.98)        (1.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    15.35       $    10.98    $    18.13    $    21.25    $    21.49    $    19.50
===================================================================================================================================
Total return(A)                                   39.80%(B)       (38.12%)       (2.29%)        8.04%        21.24%         3.37%
===================================================================================================================================
Net assets at end of period (000's)          $   35,929       $   29,521    $   61,977    $   74,935    $   79,552    $   71,879
===================================================================================================================================
Ratio of net expenses to average net assets        2.25%(C)         2.25%         2.25%         2.25%         2.25%         2.25%
Ratio of net investment loss to average net
   assets                                         (0.81%)(C)       (0.85%)       (1.31%)       (1.42%)       (1.32%)       (1.60%)
Portfolio turnover rate                              67%(C)           71%           64%           58%           69%           85%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                            YEAR ENDED MARCH 31,
                                                    2009      ---------------------------------------------------------------------
                                                (UNAUDITED)       2009          2008          2007         2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    10.99       $    18.15    $    21.27    $    21.51    $     19.51    $     20.04
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                             (0.06)           (0.14)        (0.27)        (0.28)         (0.25)         (0.30)
  Net realized and unrealized gains
    (losses) on investments                        4.44            (6.78)         0.05          1.95           4.23           0.95
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   4.38            (6.92)        (0.22)         1.67           3.98           0.65
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                --            (0.24)        (2.90)        (1.91)         (1.98)         (1.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    15.37       $    10.99    $    18.15    $    21.27    $     21.51    $     19.51
===================================================================================================================================
Total return(A)                                   39.85%(B)       (38.14%)       (2.28%)        8.04%         21.28%          3.36%
===================================================================================================================================
Net assets at end of period (000's)          $  211,436       $  158,782    $  302,422    $  345,997    $   327,867    $   284,966
===================================================================================================================================
Ratio of net expenses to average net assets        2.25%(C)         2.25%         2.24%         2.25%          2.25%          2.25%
Ratio of net investment loss to average net
  assets                                          (0.80%)(C)       (0.84%)       (1.30%)       (1.41%)        (1.32%)        (1.60%)
Portfolio turnover                                   67%(C)           71%           64%           58%            69%            85%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

MID CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED          PERIOD
                                                    SEPT. 30,         ENDED
                                                      2009          MARCH 31,
                                                   (UNAUDITED)       2009(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period             $   12.96      $   13.20
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 0.01           0.02
  Net realized and unrealized gains (losses)
     on investments                                     5.26          (0.26)
--------------------------------------------------------------------------------
Total from investment operations                        5.27          (0.24)
--------------------------------------------------------------------------------
Net asset value at end of period                   $   18.23      $   12.96
================================================================================
Total return                                           40.56%(B)      (1.82%)(B)
================================================================================
Net assets at end of period (000's)                $   8,988      $       3
================================================================================
Ratio of net expenses to average net assets             1.23%(C)       1.25%(C)
Ratio of net investment income to average net
   assets                                               0.32%(C)       1.11%(C)
Portfolio turnover                                        67%(C)         71%

(A) Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, and Mid Cap Growth Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer certain of the following classes of shares:
Class A shares, Class B shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered as outlined below:

                                     CLASS A(1)   CLASS B(2)     CLASS C(3)   CLASS Y(4)  INSTITUTIONAL CLASS(5)
---------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund       X                           X             X
Growth Opportunities Fund               X                           X             X               X
Large Cap Core Equity Fund              X                           X
Large Cap Growth Fund                   X             X             X             X               X
Large Cap Value Fund                    X                           X
Mid Cap Growth Fund                     X             X             X             X               X

(1) Currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25% of average daily net assets

(2) Sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets; closed to new investors effective February 1, 2009.

(3) Sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets

(4) Sold without a distribution fee or sales charge, but offered only through selected dealers

(5) Sold without a distribution fee or sales charge, and subject to a higher minimum initial investment

Each Class A, Class B, Class C, Class Y, and Institutional Class share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A, Class Y, and Institutional Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Effective after the close of business on October 6, 2009, the Large Cap Value Fund was closed to new investors.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o  Level 1 - quoted prices in active markets for identical securities

o  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of September 30, 2009, the following Funds loaned common stocks and received collateral as follows:
                                               MARKET VALUE           VALUE OF
                                                 OF COMMON           COLLATERAL
                                               STOCKS LOANED          RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund              $  7,982,294         $  8,126,360
Growth Opportunities Fund                      $  6,801,540         $  6,976,850
Large Cap Core Equity Fund                     $  6,698,084         $  6,860,079
Large Cap Growth Fund                          $193,661,903         $197,352,955
Large Cap Value Fund                           $  3,943,603         $  4,089,701
Mid Cap Growth Fund                            $184,379,053         $189,307,783

All collateral received as cash and securities is received, held, and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C, Class Y, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5.00% and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted or amortized into income using the effective yield method.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL TAX INFORMATION
It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2009 and 2008 was as follows:

                                                 DIVERSIFIED                       GROWTH                       LARGE CAP
                                              SMALL CAP GROWTH                 OPPORTUNITIES                   CORE EQUITY
                                                    FUND                            FUND                          FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            YEAR            YEAR            YEAR           YEAR            YEAR            YEAR
                                            ENDED           ENDED           ENDED          ENDED           ENDED           ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,       MARCH 31,
                                            2009            2008            2009           2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------
From ordinary income                    $         --    $  1,091,263    $         --    $         --    $    850,456    $    953,047
From long-term capital gains                      --         250,461              --              --       4,426,626       3,110,976
From tax return of capital                        --          44,031              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                        $         --    $  1,385,755    $         --    $         --    $  5,277,082    $  4,064,023
------------------------------------------------------------------------------------------------------------------------------------

                                                LARGE CAP
                                                  GROWTH                      LARGE CAP VALUE                 MID CAP GROWTH
                                                   FUND                             FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            YEAR            YEAR            YEAR           YEAR            YEAR            YEAR
                                            ENDED           ENDED           ENDED          ENDED           ENDED           ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,       MARCH 31,
                                            2009            2008            2009           2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------
From ordinary income                    $  1,128,574    $         --    $    280,330    $  2,249,958    $         --    $ 10,614,691
From long-term capital gains                      --              --              --         661,846      11,814,206     126,598,336
From tax return of capital                        --              --              --         105,998              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                        $  1,128,574    $         --    $    280,330    $  3,017,802    $ 11,814,206    $137,213,027
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of March 31, 2009:

                                     DIVERSIFIED                    LARGE
                                      SMALL CAP     GROWTH         CAP CORE
                                       GROWTH    OPPORTUNITIES      EQUITY
                                        FUND         FUND            FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments  $ 31,826,824   $ 36,212,179   $ 79,984,711
--------------------------------------------------------------------------------
Gross unrealized appreciation           287,883      1,026,989             --
Gross unrealized depreciation        (8,349,179)    (6,216,575)   (20,899,797)
--------------------------------------------------------------------------------
Net unrealized depreciation          (8,061,296)    (5,189,586)   (20,899,797)
Undistributed ordinary income                --             --        263,429
Capital loss carryforward           (15,063,549)   (44,094,123)    (1,053,666)
Post October losses                  (4,564,803)    (3,498,686)    (5,030,727)
--------------------------------------------------------------------------------
    Accumulated deficit            $(27,689,648)  $(52,782,395)  $(26,720,761)
================================================================================

                                      LARGE CAP         LARGE CAP          MID CAP
                                       GROWTH             VALUE             GROWTH
                                        FUND               FUND              FUND
---------------------------------------------------------------------------------------
Tax cost of portfolio investments  $ 1,025,938,378   $    16,851,160   $   926,918,458
---------------------------------------------------------------------------------------
Gross unrealized appreciation           42,083,743                --        16,272,015
Gross unrealized depreciation         (112,752,728)       (8,132,839)     (186,600,713)
---------------------------------------------------------------------------------------
Net unrealized depreciation            (70,668,985)       (8,132,839)     (170,328,698)
Undistributed ordinary income            2,186,078                --                --
Capital loss carryforward              (67,703,714)      (22,453,637)      (55,424,720)
Post October losses                   (291,990,293)      (12,084,335)      (99,103,438)
---------------------------------------------------------------------------------------
    Accumulated deficit            $  (428,176,914)  $   (42,670,811)  $  (324,856,856)
=======================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2009, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                  EXPIRES
FUND                                 AMOUNT      MARCH 31,
----------------------------------------------------------
Diversified Small Cap Growth Fund  $11,436,443        2015
                                     3,627,106        2017
                                   -----------
                                    15,063,549
                                   ===========
Growth Opportunities Fund          $21,887,780        2011
                                    17,098,132        2012
                                     1,976,702        2013
                                     3,131,509        2017
                                   -----------
                                    44,094,123
                                   ===========
Large Cap Core Equity Fund         $ 1,053,666        2017
                                   ===========
Large Cap Growth Fund              $26,177,120        2015
                                    41,526,594        2017
                                   -----------
                                    67,703,714
                                   ===========
Large Cap Value Fund               $22,453,637        2017
                                   ===========
Mid Cap Growth Fund                $55,424,720        2017
                                   ===========

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Fund's capital accounts on a tax basis. The following reclassification of net investment loss have been made to the following Funds for the year ended March 31, 2009:

                                                      ACCUMULATED   ACCUMULATED
                                         PAID-IN    NET INVESTMENT  NET REALIZED
                                         CAPITAL        INCOME         GAINS
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund    $   (66,895)    $    63,533   $     3,362
Growth Opportunities Fund               (328,722)        323,694        5,028
Large Cap Value Fund                     (87,031)         87,031           --
Mid Cap Growth Fund                   (2,859,559)      2,859,559           --

For the six months ended September 30, 2009, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                      NET
                                                      GROSS          GROSS        UNREALIZED
                                     FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION
                                     TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $  36,522,338  $   3,816,908  $  (3,666,796)  $     150,112
Growth Opportunities Fund          $  39,206,153  $   4,627,156  $  (2,083,830)  $   2,543,326
Large Cap Core Equity Fund         $  58,352,298  $   2,560,046  $  (5,581,830)  $  (3,021,784)
Large Cap Growth Fund              $ 921,517,415  $ 176,544,751  $ (20,357,677)  $ 156,187,074
Large Cap Value Fund               $  23,872,960  $   3,389,313  $  (3,496,596)  $    (107,283)
Mid Cap Growth Fund                $ 959,605,895  $ 122,494,579  $ (59,580,808)  $  62,913,771

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2009:

                                    DIVERSIFIED
                                     SMALL CAP       GROWTH        LARGE CAP    LARGE CAP
                                      GROWTH      OPPORTUNITIES   CORE EQUITY    GROWTH
                                       FUND           FUND           FUND         FUND
------------------------------------------------------------------------------------------
Purchases of investment securities  $ 12,028,779  $ 19,693,906  $  7,452,469  $319,271,997
------------------------------------------------------------------------------------------
Proceeds from sales and maturities  $ 10,455,865  $ 16,583,864  $ 20,308,199  $417,114,339
------------------------------------------------------------------------------------------


                                                       LARGE CAP      MID CAP
                                                         VALUE        GROWTH
                                                         FUND          FUND
--------------------------------------------------------------------------------
Purchases of investment securities                   $ 12,530,007  $ 250,466,050
--------------------------------------------------------------------------------
Proceeds from sales and maturities                   $  8,027,235  $ 232,291,762
--------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.), and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Diversified Small Cap Growth Fund 1.05%
--------------------------------------------------------------------------------
Growth Opportunities Fund         0.83% on the first $500 million
                                  0.80% on the next $500 million
                                  0.75% of such assets in excess of $1 billion
--------------------------------------------------------------------------------
Large Cap Core Equity Fund        0.65% on the first $100 million
                                  0.60% on the next $100 million
                                  0.55% on the next $100 million
                                  0.50% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Large Cap Growth Fund             0.75% on the first $200 million
                                  0.70% on the next $800 million
                                  0.65% of such assets in excess of $1 billion
--------------------------------------------------------------------------------
Large Cap Value Fund              0.75%
--------------------------------------------------------------------------------
Mid Cap Growth Fund               0.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Advisor has retained various Sub-Advisors to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Funds) pays the Sub-Advisors a fee for these services.

Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Diversified Small Cap Growth Fund.

Westfield Capital Management Company, LP has been retained by the Advisor to manage the investments of the Growth Opportunities Fund and a portion of the investments of the Mid Cap Growth Fund.

Todd/Veredus Asset Management, LLC has been retained by the Advisor to manage the investments of the Large Cap Core Equity Fund.

Navellier & Associates, Inc. has been retained by the Advisor to manage the investments of the Large Cap Growth Fund.

JS Asset Management, LLC has been retained by the Advisor to manage the investments of the Large Cap Value Fund.

TCW Investment Management Company has been retained by the Advisor to manage a portion of the investments of the Mid Cap Growth Fund.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervising the preparation of tax returns, coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, preparing materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through July 31, 2010:

                                                                   INSTITUTIONAL
                               CLASS A  CLASS B  CLASS C  CLASS Y      CLASS
--------------------------------------------------------------------------------
Diversified Small Cap Growth
   Fund                         1.40%       --    2.15%    1.15%         --
Growth Opportunities Fund       1.24%       --    1.99%    0.99%       0.84%
Large Cap Core Equity Fund      1.15%       --    1.90%      --          --
Large Cap Growth Fund           1.25%     2.00%   2.00%    0.99%         --
Large Cap Value Fund            1.35%       --    2.10%      --          --
Mid Cap Growth Fund             1.50%     2.25%   2.25%    1.25%         --

For the six months ended September 30, 2009, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                   INVESTMENT                   OTHER OPERATING
                                    ADVISORY    ADMINISTRATION     EXPENSES
                                   FEES WAIVED    FEES WAIVED     REIMBURSED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund    $ 59,845      $ 25,712         $ 25,662
Growth Opportunities Fund            $ 46,587      $ 29,901         $ 59,347
Large Cap Core Equity Fund           $     --      $ 50,694         $     --
Large Cap Growth Fund                $     --      $586,214         $     --
Large Cap Value Fund                 $ 11,786      $ 12,743         $ 26,361
Mid Cap Growth Fund                  $     --      $307,943         $     --
--------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended September 30, 2009, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                       AMOUNT
-------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                                     $   2,875
Growth Opportunities Fund                                             $   2,641
Large Cap Core Equity Fund                                            $   1,364
Large Cap Growth Fund                                                 $ 316,113
Large Cap Value Fund                                                  $   1,625
Mid Cap Growth Fund                                                   $ 203,376

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended September 30, 2009:

                                                                        AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                                     $     889
Growth Opportunities Fund                                             $   1,086
Large Cap Core Equity Fund                                            $   1,019
Large Cap Growth Fund                                                 $  10,984
Large Cap Value Fund                                                  $   6,380
Mid Cap Growth Fund                                                   $  23,139

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the six months ended September 30, 2009:

                                                                        AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                                     $     221
Growth Opportunities Fund                                             $      55
Large Cap Core Equity Fund                                            $     175
Large Cap Growth Fund                                                 $  30,354
Large Cap Value Fund                                                  $     276
Mid Cap Growth Fund                                                   $  18,997

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, for the six months ended September 30, 2009, is noted below:

                                                     SHARE ACTIVITY
                                    -------------------------------------------------
                                      BALANCE                               BALANCE                   VALUE
                                     03/31/09    PURCHASES      SALES       09/30/09    DIVIDENDS    09/30/09
---------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund      641,572    5,735,167    6,197,884      178,855  $     2,643  $   178,855
---------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund              433,965   12,789,951   12,694,713      529,203  $     3,727  $   529,203
---------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund             597,038   17,270,399   16,968,627      898,810  $     4,309  $   898,810
---------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund               14,569,372  245,053,248  250,077,595    9,545,025  $    75,335  $ 9,545,025
---------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                   295,932    5,193,386    4,833,555      655,763  $     1,779  $   655,763
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                 32,053,889  134,744,678  147,492,348   19,306,219  $    99,886  $19,306,219
---------------------------------------------------------------------------------------------------------------

As of September 30, 2009, 51% of the Large Cap Core Equity Fund was owned by Western-Southern and subsidiaries.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                 DIVERSIFIED SMALL CAP          GROWTH
                                                     GROWTH FUND           OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------

                                                 SIX MONTHS               SIX MONTHS
                                                   ENDED       YEAR         ENDED
                                                 SEPT. 30,     ENDED      SEPT. 30,    YEAR ENDED
                                                   2009       MARCH 31,      2009       MARCH 31,
                                                (UNAUDITED)     2009      (UNAUDITED)  2009(A)(B)
-------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                       149,960      284,069       67,056      597,146
Shares redeemed                                  (223,974)  (1,183,072)    (141,830)    (564,842)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     (74,014)    (899,003)     (74,774)      32,304
Shares outstanding, beginning of period         1,444,250    2,343,253    1,247,499    1,215,195
-------------------------------------------------------------------------------------------------
Shares outstanding, end of period               1,370,236    1,444,250    1,172,725    1,247,499
=================================================================================================

CLASS B
Shares sold                                            --           --           --       12,106
Shares redeemed                                        --           --           --     (109,949)
-------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                     --           --           --      (97,843)
Shares outstanding, beginning of period                --           --           --       97,843
-------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      --           --           --           --
=================================================================================================

CLASS C
Shares sold                                         3,872       75,215       18,903       95,132
Shares redeemed                                   (44,932)    (142,717)     (43,843)    (177,424)
-------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                (41,060)     (67,502)     (24,940)     (82,292)
Shares outstanding, beginning of period           365,887      433,389      462,079      544,371
-------------------------------------------------------------------------------------------------
Shares outstanding, end of period                 324,827      365,887      437,139      462,079
=================================================================================================

CLASS Y
Shares sold                                       511,566      381,513           --          174
Shares redeemed                                  (177,840)    (459,173)          --           --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     333,726      (77,660)          --          174
Shares outstanding, beginning of period         1,397,393    1,475,053          174           --
-------------------------------------------------------------------------------------------------
Shares outstanding, end of period               1,731,119    1,397,393          174          174
=================================================================================================

INSTITUTIONAL CLASS
Shares sold                                            --           --      322,717          174
Shares redeemed                                        --           --      (59,485)          --
-------------------------------------------------------------------------------------------------
Net increase in shares outstanding                     --           --      263,232          174
Shares outstanding, beginning of period                --           --          174           --
-------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      --           --      263,406          174
=================================================================================================

(A)   Class B represents the period from April 1, 2008 through February 1, 2009.

(B) Class Y and Institutional Class represent the period from commencement of operations (February 2, 2009) through March 31, 2009.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                      LARGE CAP                   LARGE CAP
                                                   CORE EQUITY FUND              GROWTH FUND
-----------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                  SIX MONTHS
                                                   ENDED         YEAR          ENDED        YEAR
                                                 SEPT. 30,      ENDED        SEPT. 30,      ENDED
                                                   2009        MARCH 31,       2009       MARCH 31,
                                                (UNAUDITED)      2009       (UNAUDITED)     2009
-----------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                        216,207     1,320,503     1,940,955    12,745,671
Shares reinvested                                       --       752,009            --        15,664
Shares redeemed                                 (1,834,893)   (2,719,015)   (8,845,379)  (13,751,512)
-----------------------------------------------------------------------------------------------------
Net decrease in shares outstanding              (1,618,686)     (646,503)   (6,904,424)     (990,177)
Shares outstanding, beginning of period          7,517,776     8,164,279    28,433,582    29,423,759
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                5,899,090     7,517,776    21,529,158    28,433,582
=====================================================================================================

CLASS B
Shares sold                                             --            --           221       100,102
Shares redeemed                                         --            --      (115,518)     (362,105)
-----------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                      --            --      (115,297)     (262,003)
Shares outstanding, beginning of period                 --            --       997,449     1,259,452
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --       882,152       997,449
=====================================================================================================

CLASS C
Shares sold                                         11,550       294,725       418,506     2,714,036
Shares reinvested                                       --        22,799            --            --
Shares redeemed                                    (71,628)     (288,175)   (1,645,220)   (3,021,193)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      (60,078)       29,349    (1,226,714)     (307,157)
Shares outstanding, beginning of period            312,351       283,002     9,657,926     9,965,083
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  252,273       312,351     8,431,212     9,657,926
=====================================================================================================

CLASS Y
Shares sold                                             --            --     3,771,135    15,826,281
Shares reinvested                                       --            --            --        44,535
Shares redeemed                                         --            --    (1,671,894)   (3,249,013)
-----------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      --            --     2,099,241    12,621,803
Shares outstanding, beginning of period                 --            --    13,907,460     1,285,657
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --    16,006,701    13,907,460
=====================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                        LARGE CAP                  MID CAP
                                                       VALUE FUND                GROWTH FUND
-----------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                  SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR
                                                 SEPT. 30,      ENDED        SEPT. 30,      ENDED
                                                   2009        MARCH 31,       2009        MARCH 31,
                                                (UNAUDITED)      2009       (UNAUDITED)     2009(A)
-----------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                      2,634,252     1,490,908     4,635,912    11,219,498
Shares reinvested                                       --       109,722            --       494,434
Shares redeemed                                 (1,022,241)   (2,340,944)   (4,047,100)  (11,715,127)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding    1,612,011      (740,314)      588,812        (1,195)
Shares outstanding, beginning of period          2,942,709     3,683,023    30,707,280    30,708,475
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                4,554,720     2,942,709    31,296,092    30,707,280
=====================================================================================================

CLASS B
Shares sold                                             --            --           387       130,202
Shares reinvested                                       --            --            --        49,864
Shares redeemed                                         --            --      (348,383)     (910,093)
-----------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                      --            --      (347,996)     (730,027)
Shares outstanding, beginning of period                 --            --     2,687,973     3,418,000
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --     2,339,977     2,687,973
=====================================================================================================

CLASS C
Shares sold                                        235,263       247,818       602,934     1,903,113
Shares reinvested                                       --        31,303            --       213,999
Shares redeemed                                   (147,759)     (806,356)   (1,290,054)   (4,331,573)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       87,504      (527,235)     (687,120)   (2,214,461)
Shares outstanding, beginning of period            983,532     1,510,767    14,444,123    16,658,584
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                1,071,036       983,532    13,757,003    14,444,123
=====================================================================================================

CLASS Y
Shares sold                                             --            --       492,910           189
-----------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      --            --       492,910           189
Shares outstanding, beginning of period                 --            --           189            --
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --       493,099           189
=====================================================================================================

(A) Class Y represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

7. CUSTODY OFFSET ARRANGEMENT

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the six months ended September 30, 2009, there were no fees reduced by the Custodian. Effective June 1, 2009, the Custody Fee Offset Program was terminated.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SUBSEQUENT EVENTS

During a meeting held November 19, 2009 of the Board of Trustees, the Trustees unanimously approved the liquidation of the Large Cap Value Fund.

--------------------------------------------------------------------------------
Portfolio of Investments
Diversified Small Cap Growth Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.4%                                SHARES           VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 28.3%
Ariba, Inc.*                                             25,685    $    297,946
Avnet, Inc.*                                              6,616         171,818
CACI International, Inc. - Class A*                       6,280         296,856
ComScore, Inc.*                                          15,109         272,113
Digital River, Inc.*                                      7,273         293,247
DivX, Inc.*                                              20,032         109,375
Euronet Worldwide, Inc.*                                 19,749         474,567
F5 Networks, Inc.*                                        7,043         279,114
j2 Global Communications, Inc.* +                        11,766         270,736
ManTech International Corp.*                              5,860         276,358
Micros Systems, Inc.*                                     5,783         174,589
Microsemi Corp.* +                                       24,862         392,570
Multi-Fineline Electronix, Inc.*                          6,581         188,941
NetScout Systems, Inc.*                                  24,459         330,441
Novatel Wireless, Inc.* +                                22,402         254,487
Nuance Communications, Inc.* +                           12,527         187,404
Oplink Communications, Inc.*                              3,769          54,726
Parametric Technology Corp.*                             16,635         229,896
Polycom, Inc.*                                           13,975         373,831
Progress Software Corp.*                                 12,640         286,296
Skyworks Solutions, Inc.* +                              42,332         560,475
Sybase, Inc.*                                             5,075         197,418
Taleo Corp.*                                             10,171         230,271
Tessera Technologies, Inc.*                              11,154         311,085
United Online, Inc.                                      29,255         235,210
ValueClick, Inc.*                                         8,916         117,602
Virtusa Corp.*                                           16,161         153,368
VistaPrint Ltd.* +                                        8,820         447,614
Web.Com Group, Inc.*                                     44,451         315,158
Wright Express Corp.*                                    10,114         298,464
--------------------------------------------------------------------------------
                                                                      8,081,976
--------------------------------------------------------------------------------

HEALTH CARE -- 24.2%
Acorda Therapeutics, Inc.*                               21,890         509,599
Alexion Pharmaceuticals, Inc.*                           10,763         479,384
Auxilium Pharmaceuticals, Inc.* +                        13,350         456,704
Biomarin Pharmaceutical, Inc.*                           26,151         472,810
CryoLife, Inc.*                                          16,240         129,433
eResearch Technology, Inc.*                              30,050         210,350
Genomic Health, Inc.* +                                  24,493         535,417
HMS Holdings Corp.* +                                     7,130         272,580
NuVasive, Inc.* +                                        12,905         538,912
Onyx Pharmaceuticals, Inc.*                               9,950         298,202
OSI Pharmaceuticals, Inc.* +                             10,837         382,546
RTI Biologics, Inc.*                                    101,870         443,135
SonoSite, Inc.*                                          21,145         559,496
Spectranetics Corp. (The)*                               79,445         509,242
TranS1, Inc.*                                            33,401         160,659
United Therapeutics Corp.* +                              9,480         464,425
Wright Medical Group, Inc.*                              27,495         491,061
--------------------------------------------------------------------------------
                                                                      6,913,955
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.9%
99 Cents Only Stores* +                                  25,723         345,974
Big Lots, Inc.*                                          13,233         331,090
BJ's Restaurants, Inc.* +                                11,520         172,685
Capella Education Co.* +                                  6,927         466,463
Chipotle Mexican Grill, Inc. - Class A*+                  3,225         312,986
Coinstar, Inc.*                                          10,343         341,112
Deckers Outdoor Corp.*                                    4,176         354,334
Fuel Systems Solutions, Inc.* +                           5,320         191,467
Iconix Brand Group, Inc.*                                 5,936          74,022
LKQ Corp.*                                               17,185         318,610
Morningstar, Inc.* +                                      6,710         325,838
Netflix, Inc.* +                                          8,203         378,732
Panera Bread Co. - Class A* +                             5,275         290,125
PetMed Express, Inc.                                     18,768         353,777
Tractor Supply Co.* +                                     6,056         293,232
--------------------------------------------------------------------------------
                                                                      4,550,447
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.2%
Adminstaff, Inc. +                                        8,955         235,248
Ameron International Corp.                                3,615         252,978
Ducommun, Inc.                                           10,899         206,100
DynCorp International Corp.*                             14,428         259,704
EnPro Industries, Inc.* +                                10,712         244,876
GrafTech International Ltd.*                             11,360         166,992
Granite Construction, Inc. +                              8,745         270,570
Kforce, Inc.*                                            22,915         275,438
LaBarge, Inc.*                                           16,588         186,615
MYR Group, Inc.*                                         12,355         260,567
Powell Industries, Inc.*                                  7,610         292,148
Sykes Enterprises, Inc.*                                 17,325         360,708
TBS International Ltd.* +                                17,460         151,902
Valmont Industries, Inc.                                  2,035         173,341
Wabtec Corp.                                              2,038          76,486
Watson Wyatt Worldwide, Inc. - Class A                    8,156         355,275
--------------------------------------------------------------------------------
                                                                      3,768,948
--------------------------------------------------------------------------------

FINANCIALS -- 6.4%
Bank of Hawaii Corp.                                      2,245          93,257
Cash America International, Inc.                          8,140         245,502
Duff & Phelps Corp. - Class A                            15,095         289,220
Encore Capital Group, Inc.*                               7,130          95,899
EZCORP, Inc. - Class A*                                  24,285         331,733
First Cash Financial Services, Inc.*                     15,005         257,036
Portfolio Recovery Associates, Inc.* +                    7,705         349,268
SWS Group, Inc.                                          11,385         163,944
--------------------------------------------------------------------------------
                                                                      1,825,859
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Diversified Small Cap Growth Fund (Continued)
-------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.4% (CONTINUED)                    SHARES           VALUE
--------------------------------------------------------------------------------

ENERGY -- 5.3%
Alpha Natural Resources, Inc.*                            4,650    $    163,215
Arena Resources, Inc.*                                    8,485         301,217
Atwood Oceanics, Inc.*                                    5,837         205,871
Comstock Resources, Inc.*                                 2,465          98,797
Lufkin Industries, Inc.                                   4,305         228,940
Natural Gas Services Group, Inc.*                        12,922         227,686
T-3 Energy Services, Inc.*                               14,105         277,869
--------------------------------------------------------------------------------
                                                                      1,503,595
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.9%
BJ's Wholesale Club, Inc.*                                5,426         196,530
Chattem, Inc.* +                                          2,900         192,589
Flowers Foods, Inc. +                                     8,205         215,709
Lancaster Colony Corp.                                    4,132         211,848
--------------------------------------------------------------------------------
                                                                        816,676
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.7%
NTELOS Holdings Corp.                                     9,970         176,070
Syniverse Holdings, Inc.*                                17,205         301,088
--------------------------------------------------------------------------------
                                                                        477,158
--------------------------------------------------------------------------------

MATERIALS -- 1.5%
Greif, Inc. - Class A +                                   2,415         132,946
LSB Industries, Inc.*                                     9,794         152,493
Olin Corp.                                                8,210         143,182
--------------------------------------------------------------------------------
                                                                        428,621
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 28,367,235
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.1%
Invesco AIM Liquid Assets Portfolio **                8,126,360    $  8,126,360
Touchstone Institutional
   Money Market Fund^                                   178,855         178,855
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  8,305,215
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 128.5%
(Cost $34,123,603)                                                 $ 36,672,450

LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.5%)                     (8,130,714)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 28,541,736
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $7,982,294.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                     LEVEL 1      LEVEL 2       LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Common Stock                 $28,367,235   $        --   $       --  $28,367,235
Mutual Fund                    8,305,215            --           --    8,305,215
                             ---------------------------------------------------
                                                                     $36,672,450

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Growth Opportunities Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.9%                              SHARES             VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 34.3%
Accenture PLC*                                        9,250         $   344,748
Analog Devices, Inc.                                 20,850             575,043
BMC Software, Inc.* +                                16,900             634,257
Check Point Software
   Technologies Ltd.*                                33,800             958,229
Cognizant Technology
   Solutions Corp.*                                  18,430             712,504
Google, Inc. - Class A*                                 700             347,095
Hewlett-Packard Co.                                  18,200             859,222
International Business Machines Corp.                 6,500             777,465
Maxim Integrated Products, Inc.                      26,650             483,431
McAfee, Inc.*                                         9,700             424,763
Microsoft Corp.                                      40,600           1,051,133
NICE Systems Ltd. - SPONS ADR*                       18,900             575,316
Nuance Communications, Inc.* +                       50,700             758,472
Oracle Corp.                                         42,900             894,036
Polycom, Inc.*                                       20,200             540,350
QUALCOMM, Inc.                                       16,550             744,419
SkillSoft PLC - ADR*                                 57,800             554,880
VeriFone Holdings, Inc.* +                           35,100             557,739
-------------------------------------------------------------------------------
                                                                     11,793,102
-------------------------------------------------------------------------------

HEALTH CARE -- 20.1%
Adolor Corp.*                                       108,600             172,674
Celgene Corp.*                                       21,025           1,175,297
Elan Corp. PLC - SPONS ADR* +                        79,300             563,823
Masimo Corp.*                                        20,800             544,960
OSI Pharmaceuticals, Inc.* +                         21,500             758,950
Pfizer, Inc. +                                       50,000             827,499
Santarus, Inc.*                                      59,800             196,742
Shire PLC - ADR                                      15,600             815,724
Thermo Fisher Scientific, Inc.*                      15,550             679,069
United Therapeutics Corp.*                           10,300             504,597
Vertex Pharmaceuticals, Inc.* +                      17,500             663,250
-------------------------------------------------------------------------------
                                                                      6,902,585
-------------------------------------------------------------------------------

ENERGY -- 11.5%
CONSOL Energy, Inc.                                  16,850             760,104
Exterran Holdings, Inc.* +                           13,600             322,864
National-Oilwell Varco, Inc.* +                      22,100             953,173
Peabody Energy Corp.                                 16,600             617,852
Suncor Energy, Inc.*                                 18,550             641,088
Weatherford International Ltd.*                      30,700             636,411
-------------------------------------------------------------------------------
                                                                      3,931,492
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.5%
Coca-Cola Co. (The)                                  14,900             800,130
Colgate-Palmolive Co.                                 9,100             694,148
CVS Caremark Corp.                                   27,300             975,702
PepsiCo, Inc.                                         8,100             475,146
Ralcorp Holdings, Inc.*                               5,200             304,044
-------------------------------------------------------------------------------
                                                                      3,249,170
-------------------------------------------------------------------------------

INDUSTRIALS -- 7.9%
AMETEK, Inc.                                         17,550             612,671
BE Aerospace, Inc.*                                  25,900             521,626
IDEX Corp.                                           16,600             463,970
ITT Corp.                                            12,300             641,445
MSC Industrial Direct Co., Inc.-Class A +            10,400             453,232
-------------------------------------------------------------------------------
                                                                      2,692,944
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.4%
Bed Bath & Beyond, Inc.* +                           13,600             510,544
Netflix, Inc.* +                                      9,100             420,147
Starbucks Corp.* +                                   32,500             671,125
Target Corp. +                                       12,350             576,498
-------------------------------------------------------------------------------
                                                                      2,178,314
-------------------------------------------------------------------------------

MATERIALS -- 5.8%
Celanese Corp.                                       11,700             292,500
Mosaic Co. (The)                                      9,050             435,034
Praxair, Inc.                                         9,700             792,393
Yamana Gold, Inc.                                    42,200             451,962
-------------------------------------------------------------------------------
                                                                      1,971,889
-------------------------------------------------------------------------------

FINANCIALS -- 4.4%
CME Group, Inc. - Class A                             2,300             708,837
Waddell & Reed Financial, Inc.                       28,650             815,093
-------------------------------------------------------------------------------
                                                                      1,523,930
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $34,243,426
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.9%
Invesco AIM Liquid Assets Portfolio **  6          ,976,850           6,976,850
Touchstone Institutional
   Money Market Fund^                               529,203             529,203
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                              $ 7,506,053
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.8%
(Cost $38,872,710)                                                  $41,749,479

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.8%)                     (7,461,667)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $34,287,812
===============================================================================

--------------------------------------------------------------------------------
Growth Opportunities Fund (Continued)
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $6,801,540.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                     LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock                  $34,243,426  $        --  $        --  $34,243,426
Mutual Fund                     7,506,053           --           --    7,506,053
                              --------------------------------------------------
                                                                     $41,749,479

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Core Equity Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.3%                              SHARES             VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.1%
Amphenol Corp. - Class A                            20,986          $   790,752
Cisco Systems, Inc.*                                60,478            1,423,653
Fiserv, Inc.*                                       10,340              498,388
Hewlett-Packard Co.                                 22,283            1,051,980
Intel Corp.                                         55,659            1,089,247
International Business Machines Corp.                8,190              979,606
Microsoft Corp.                                     60,381            1,563,265
Oracle Corp.                                        43,465              905,811
QUALCOMM, Inc.                                      27,739            1,247,700
Western Union Co.*                                  31,433              594,712
--------------------------------------------------------------------------------
                                                                     10,145,114
--------------------------------------------------------------------------------

FINANCIALS -- 14.3%
AFLAC, Inc.                                         34,148            1,459,485
Allstate Corp. (The)                                21,016              643,510
American Express Co.                                26,268              890,485
BB&T Corp. +                                        19,320              526,277
Goldman Sachs Group +                                7,505            1,383,547
Morgan Stanley                                      31,429              970,528
PNC Financial Services Group +                      12,590              611,748
State Street Corp.                                   8,560              450,256
--------------------------------------------------------------------------------
                                                                      6,935,836
--------------------------------------------------------------------------------

ENERGY -- 12.7%
Chesapeake Energy Corp.                             35,090              996,556
Chevron Corp.                                       16,271            1,145,967
Ensco International, Inc. +                         21,582              918,098
Marathon Oil Corp.                                  43,947            1,401,909
Transocean Ltd.*                                     9,788              837,168
XTO Energy, Inc.                                    20,492              846,729
--------------------------------------------------------------------------------
                                                                      6,146,427
--------------------------------------------------------------------------------

HEALTH CARE -- 12.0%
Johnson & Johnson                                   13,607              828,530
Laboratory Corp. of America Holdings* +             16,113            1,058,624
McKesson Corp.                                      17,031            1,014,196
Novartis AG - ADR                                   23,042            1,160,856
Teva Pharmaceutical Industries Ltd.                 13,750              695,200
WellPoint, Inc.*                                    22,267            1,054,565
--------------------------------------------------------------------------------
                                                                      5,811,971
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.9%
Danaher Corp. +                                     10,285              692,386
Emerson Electric Co. +                              17,742              711,099
Honeywell International, Inc.                       12,096              449,366
Illinois Tool Works, Inc.                           22,119              944,702
Union Pacific Corp.                                 17,068              995,918
United Technologies Corp.                           24,497            1,492,603
--------------------------------------------------------------------------------
                                                                      5,286,074
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.6%
Best Buy Co., Inc. +                                25,819              968,729
Dollar Tree, Inc.*                                  14,230              692,716
Honda Motor Co., Ltd. - SPONS ADR                   24,240              734,714
McDonald's Corp.                                    13,570              774,440
Ross Stores, Inc.                                   15,180              725,149
Target Corp. +                                      26,326            1,228,898
--------------------------------------------------------------------------------
                                                                      5,124,646
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.8%
Altria Group, Inc.                                  34,915              621,836
CVS Caremark Corp.                                  21,241              759,153
Kimberly-Clark Corp.                                15,511              914,839
PepsiCo, Inc.                                       15,370              901,604
Philip Morris International, Inc.                   32,058            1,562,507
--------------------------------------------------------------------------------
                                                                      4,759,939
--------------------------------------------------------------------------------

MATERIALS -- 2.4%
Praxair, Inc.                                       14,202            1,160,161
--------------------------------------------------------------------------------

UTILITIES -- 2.3%
Dominion Resources, Inc.                            32,824            1,132,428
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc.                                          39,579            1,069,029
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $47,571,625
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.0%
Invesco AIM Liquid Assets Portfolio **           6,860,079            6,860,079
Touchstone Institutional
   Money Market Fund^                              898,810              898,810
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                              $ 7,758,889
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.3%
(Cost $54,992,660)                                                  $55,330,514

LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.3%)                     (6,921,976)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $48,408,538
================================================================================

--------------------------------------------------------------------------------
Large Cap Core Equity Fund (Continued)
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $6,698,084.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock      $ 47,571,625        $  --         $    --        $  47,571,625
Mutual Fund          7,758,889           --              --            7,758,889
                  --------------------------------------------------------------
                                                                   $  55,330,514

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Growth Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.5%                              SHARES             VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.5%
Baidu, Inc. - SPONS ADR* +                          53,710      $    21,003,296
Broadcom Corp.*                                    920,000           28,234,801
Cognizant Technology
   Solutions Corp.*                                625,500           24,181,830
Infosys Technologies Ltd. - ADR +                  510,900           24,773,541
International Business
   Machines Corp.                                  223,140           26,689,775
Juniper Networks, Inc.*                          1,030,000           27,830,600
Oracle Corp.                                     1,220,880           25,443,139
Taiwan Semiconductor
   Manufacturing Co., Ltd. +                     1,041,439           11,414,171
--------------------------------------------------------------------------------
                                                                    189,571,153
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.5%
Amazon.com, Inc.* +                                365,750           34,146,420
Apollo Group, Inc. - Class A*                      263,150           19,386,261
AutoZone, Inc.* +                                  110,070           16,094,435
DIRECTV Group, Inc.* +                             649,395           17,910,314
Gap, Inc. (The) +                                  802,600           17,175,640
Kohl's Corp.* +                                    553,283           31,564,795
TJX Cos., Inc. (The) +                             477,000           17,720,550
--------------------------------------------------------------------------------
                                                                    153,998,415
--------------------------------------------------------------------------------

HEALTH CARE -- 15.3%
Amgen, Inc.*                                       450,314           27,122,412
Express Scripts, Inc.*                             365,995           28,393,893
Medco Health Solutions, Inc.*                      453,175           25,065,109
Quest Diagnostics, Inc. +                          334,800           17,473,212
Schering-Plough Corp.                              780,000           22,035,000
St. Jude Medical, Inc.*                            394,000           15,369,940
--------------------------------------------------------------------------------
                                                                    135,459,566
--------------------------------------------------------------------------------

MATERIALS -- 13.9%
BHP Billiton Ltd.* +                               312,110           20,602,381
Companhia Siderurgica Nacional +                   650,600           19,908,360
Goldcorp, Inc. +                                   616,000           24,867,920
Praxair, Inc. +                                    343,025           28,021,712
Southern Copper Corp. +                            968,500           29,723,265
--------------------------------------------------------------------------------
                                                                    123,123,638
--------------------------------------------------------------------------------

ENERGY -- 11.8%
Anadarko Petroleum Corp. +                         391,180           24,538,721
Occidental Petroleum Corp.                         344,345           26,996,648
Southwestern Energy Co.*                           704,425           30,064,859
Talisman Energy, Inc. +                          1,334,197           23,134,976
--------------------------------------------------------------------------------
                                                                    104,735,204
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.0%
C.H. Robinson Worldwide, Inc. +                    390,000           22,522,500
First Solar, Inc.* +                               148,040           22,629,394
Precision Castparts Corp.                          291,000           29,644,170
Union Pacific Corp. +                              390,883           22,808,023
--------------------------------------------------------------------------------
                                                                     97,604,087
--------------------------------------------------------------------------------

FINANCIALS -- 5.6%
Northern Trust Corp.                               420,000           24,427,200
TD Ameritrade Holding Corp.*                     1,282,180           25,156,372
--------------------------------------------------------------------------------
                                                                     49,583,572
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.9%
Colgate-Palmolive Co. +                            219,335           16,730,874
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $870,806,509
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 23.4%
Invesco AIM Liquid
   Assets Portfolio **                         197,352,955          197,352,955
Touchstone Institutional
   Money Market Fund^                            9,545,025            9,545,025
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $206,897,980
--------------------------------------------------------------------------------


TOTAL INVESTMENT SECURITIES -- 121.9%
(Cost $912,360,774)                                             $ 1,077,704,489

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.9%)                   (193,306,371)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $   884,398,118
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $193,661,903.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

 OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION     LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock       $870,806,509    $      --         $   --     $   870,806,509
Mutual Fund         206,897,980           --             --         206,897,980
              ------------------------------------------------------------------
                                                                $ 1,077,704,489

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Value Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCK -- 0.3%                            SHARES             VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
General Motors Corp.*                               18,600         $     60,450
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.7%
FINANCIALS -- 32.6%
Bank of America Corp.                               55,992              947,385
Capital One Financial Corp.                         21,700              775,341
Citigroup, Inc.*                                   182,438              883,000
Genworth Financial, Inc. - Class A*                 72,847              870,522
Hartford Financial Services Group, Inc.             33,500              887,750
Huntington Bancshares, Inc. +                      114,800              540,708
Lincoln National Corp.                               7,600              196,916
Marshall & Ilsley Corp.                             97,100              783,597
Regions Financial Corp.                             74,700              463,887
SunTrust Banks, Inc.                                 2,900               65,395
--------------------------------------------------------------------------------
                                                                      6,414,501
--------------------------------------------------------------------------------

ENERGY -- 19.2%
Arch Coal, Inc. +                                   52,500            1,161,825
Chesapeake Energy Corp. +                           41,500            1,178,600
Nabors Industries Ltd.* +                           21,600              451,440
Peabody Energy Corp.                                26,100              971,442
--------------------------------------------------------------------------------
                                                                      3,763,307
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.7%
D.R. Horton, Inc. +                                 30,000              342,300
J.C. Penney Co., Inc.                                7,800              263,250
Magna International, Inc.*                          13,000              552,760
Pulte Homes, Inc.* +                                91,267            1,003,024
Ryland Group, Inc. (The) +                          43,300              912,331
--------------------------------------------------------------------------------
                                                                      3,073,665
--------------------------------------------------------------------------------

UTILITIES -- 10.3%
Allegheny Energy, Inc.                              12,600              334,152
Mirant Corp.*                                       42,202              693,379
RRI Energy, Inc.*                                  137,700              983,178
--------------------------------------------------------------------------------
                                                                      2,010,709
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.3%
Alcatel - Lucent - SPONS ADR*                      176,600              792,934
Avnet, Inc.*                                         6,800              176,596
Dell, Inc.*                                         20,200              308,252
Motorola, Inc.*                                     64,100              550,619
--------------------------------------------------------------------------------
                                                                      1,828,401
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.7%
Navistar International Corp.*                       24,500              916,790
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.9%
Sprint Nextel Corp.*                               192,200              759,190
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.0%
Smithfield Foods, Inc.*                             14,000              193,200
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 18,959,763
--------------------------------------------------------------------------------


INVESTMENT FUNDS -- 24.2%
Invesco AIM Liquid Assets Portfolio **           4,089,701         $  4,089,701
Touchstone Institutional
   Money Market Fund^                              655,763              655,763
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  4,745,464
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.2%
(Cost $22,573,147)                                                 $ 23,765,677

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.2%)                     (4,155,556)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 19,610,121
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $3,943,603.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

 OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION         LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Common Stock                 $18,959,763    $  --      $  --      $  18,959,763
Preferred Stock                   60,450       --         --             60,450
Mutual Fund                    4,745,464       --         --          4,745,464
                 ---------------------------------------------------------------
                                                                  $  23,765,677

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Growth Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 98.6%                            SHARES              VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 16.2%
Alliant Techsystems, Inc.*                          45,835         $  3,568,255
AMETEK, Inc.                                       233,450            8,149,740
Corrections Corp. of America*                      467,000           10,577,550
CSX Corp.                                          269,550           11,283,363
Dover Corp.                                        161,690            6,267,104
Hexcel Corp.* +                                    580,395            6,639,719
IDEX Corp.                                         321,000            8,971,950
ITT Corp.                                          194,000           10,117,100
Jacobs Engineering Group, Inc.*                     83,302            3,827,727
Joy Global, Inc.                                   156,530            7,660,578
Kennametal, Inc. +                                 146,300            3,600,443
Kirby Corp.*                                       260,500            9,591,610
MSC Industrial Direct Co., Inc. -
   Class A +                                       318,800           13,893,303
Precision Castparts Corp.                           77,050            7,849,084
Rockwell Collins, Inc. +                           136,845            6,951,726
SPX Corp. +                                        110,175            6,750,422
Tyco International Ltd.                            219,200            7,558,016
--------------------------------------------------------------------------------
                                                                    133,257,690
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.6%
Agilent Technologies, Inc.* +                      239,700            6,670,851
Alcatel-Lucent - SPONS ADR* +                    1,753,112            7,871,473
Analog Devices, Inc. +                             234,000            6,453,720
Avago Technologies Ltd.*                           213,025            3,636,337
Avnet, Inc.*                                       184,100            4,781,077
BMC Software, Inc.* +                              184,400            6,920,532
Broadcom Corp.* +                                  254,800            7,819,812
Cognizant Technology
   Solutions Corp.*                                152,650            5,901,449
Global Payments, Inc.                              151,150            7,058,705
Maxim Integrated Products, Inc.                    361,045            6,549,356
Microchip Technology, Inc. +                       184,550            4,890,575
Motorola, Inc.*                                    675,100            5,799,109
NICE Systems Ltd. - SPONS ADR*                     395,100           12,026,843
ON Semiconductor Corp.* +                          997,550            8,229,788
QLogic Corp.*                                      228,600            3,931,920
Quest Software, Inc.*                              548,400            9,240,540
Red Hat, Inc.* +                                   282,800            7,816,592
Verigy Ltd.*                                       658,000            7,645,960
Xilinx, Inc. +                                     242,850            5,687,547
--------------------------------------------------------------------------------
                                                                    128,932,186
--------------------------------------------------------------------------------

FINANCIALS -- 14.2%
Ameriprise Financial, Inc.                         228,350            8,295,955
Annaly Capital Management, Inc. +                  691,500           12,543,809
Arch Capital Group, Ltd.* +                        116,700            7,881,918
Assurant, Inc.                                     157,980            5,064,839
Federated Investors, Inc. - Class B +              204,700            5,397,939
Fidelity National Financial, Inc.                  628,050            9,470,993
First Horizon National Corp.* +                    279,633            3,699,539
Hudson City Bancorp, Inc.                          303,375            3,989,381
Invesco Ltd.                                       266,420            6,063,719
Janus Capital Group, Inc.                          330,900            4,692,162
KeyCorp                                            831,400            5,404,100
Knight Capital Group, Inc. - Class A*              320,225            6,964,894
Lazard Ltd.                                        118,450            4,893,170
New York Community Bancorp, Inc. +                 320,473            3,659,802
Northern Trust Corp.                                30,500            1,773,880
PartnerRe Ltd. +                                    62,900            4,839,526
People's United Financial, Inc. +                  323,269            5,030,066
SunTrust Banks, Inc.                                23,300              525,415
Synovus Financial Corp. +                        1,145,350            4,295,063
TCF Financial Corp. +                              351,500            4,583,560
Willis Group Holdings Ltd. +                       275,489            7,774,300
--------------------------------------------------------------------------------
                                                                    116,844,030
--------------------------------------------------------------------------------

HEALTH CARE -- 13.6%
Beckman Coulter, Inc. +                             52,200            3,598,668
Celgene Corp.*                                     193,032           10,790,489
Cerner Corp.* +                                     66,170            4,949,516
DaVita, Inc.*                                      188,550           10,679,472
Edwards Lifesciences Corp.*  +                      59,450            4,156,150
Elan Corp. PLC - SPONS ADR* +                      942,900            6,704,019
Life Technologies Corp.*                           276,100           12,852,455
Mettler-Toledo International, Inc.*                138,050           12,505,950
Shire PLC - ADR +                                  269,400           14,086,925
Thermo Fisher Scientific, Inc.*                    130,795            5,711,818
United Therapeutics Corp.*                         102,700            5,031,273
Varian Medical Systems, Inc.* +                    182,641            7,694,665
Vertex Pharmaceuticals, Inc.* +                    363,700           13,784,230
--------------------------------------------------------------------------------
                                                                    112,545,630
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.3%
Abercrombie & Fitch Co. +                          176,400            5,800,032
Advance Auto Parts, Inc. +                         215,532            8,466,097
American Eagle Outfitters, Inc.                    335,400            5,654,844
Bed Bath & Beyond, Inc.* +                         360,200           13,521,907
Burger King Holdings, Inc.                         286,200            5,034,258
Coach, Inc.                                        229,585            7,557,938
DeVry, Inc.                                         90,100            4,984,332
Discovery Communications, Inc.* +                  291,850            8,431,547
Lennar Corp. - Class A +                           250,200            3,565,350
Macy's, Inc.                                       329,824            6,032,481
Marriott International, Inc.- Class A +            250,552            6,912,730
Snap-On, Inc.                                      101,880            3,541,349
Starbucks Corp.* +                                 416,700            8,604,855
TJX Cos., Inc. (The)                               179,000            6,649,850
Toll Brothers, Inc.*                               167,000            3,263,180
Urban Outfitters, Inc.*                            201,400            6,076,238
WABCO Holdings, Inc.*                              275,830            5,792,430
--------------------------------------------------------------------------------
                                                                    109,889,418
--------------------------------------------------------------------------------

ENERGY -- 10.6%
Cameron International Corp.* +                     163,100            6,168,442
CONSOL Energy, Inc. +                              325,300           14,674,283
Denbury Resources, Inc.*                           536,150            8,111,950
Massey Energy Co.                                  307,600            8,578,964
Murphy Oil Corp. +                                  98,120            5,648,768

--------------------------------------------------------------------------------
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.6% (CONTINUED)                 SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY -- 10.6% (CONTINUED)
National-Oilwell Varco, Inc.*                      320,080         $ 13,805,050
Peabody Energy Corp.                               135,400            5,039,588
Petrohawk Energy Corp.*                            262,400            6,352,704
Smith International, Inc. +                        134,550            3,861,585
Weatherford International Ltd.*                    730,200           15,137,046
--------------------------------------------------------------------------------
                                                                     87,378,380
--------------------------------------------------------------------------------

MATERIALS -- 7.0%
Commercial Metals Co.                              373,545            6,686,456
Crown Holdings, Inc.*                              417,550           11,357,359
Cytec Industries, Inc.                             167,225            5,429,796
Ecolab, Inc.                                       161,500            7,466,145
International Flavors &
   Fragrances, Inc.                                158,535            6,013,233
Owens-Illinois, Inc.*                              235,700            8,697,330
Pactiv Corp.*                                      237,900            6,197,295
Yamana Gold, Inc.                                  574,400            6,151,824
--------------------------------------------------------------------------------
                                                                     57,999,438
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.9%
Avon Products, Inc.  +                             147,750            5,017,590
Bunge Ltd. +                                        76,900            4,814,709
HJ Heinz Co.                                       151,000            6,002,250
JM Smucker Co. (The)                               111,650            5,918,567
Molson Coors Brewing Co.                           102,000            4,965,360
Ralcorp Holdings, Inc.*                             97,800            5,718,366
--------------------------------------------------------------------------------
                                                                     32,436,842
--------------------------------------------------------------------------------

UTILITIES -- 3.1%
Consolidated Edison, Inc. +                        144,870            5,930,978
EQT Corp.                                          151,327            6,446,530
Hawaiian Electric Industries, Inc. +               212,239            3,845,771
PG&E Corp. +                                        76,000            3,077,240
Wisconsin Energy Corp.                             137,295            6,201,615
--------------------------------------------------------------------------------
                                                                     25,502,134
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.1%
NII Holdings, Inc.*                                304,200            9,119,916
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $813,905,664
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 25.3%
Invesco AIM Liquid
   Assets Portfolio **                         189,307,783          189,307,783
Touchstone Institutional
   Money Market Fund^                           19,306,219           19,306,219
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $208,614,002
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.9%
(Cost $947,633,618)                                             $ 1,022,519,666

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.9%)                   (197,159,409)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $   825,360,257
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $184,379,053.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION      LEVEL 1         LEVEL 2    LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stock           $813,905,664       $  --      $    --     $  813,905,664
Mutual Fund             208,614,002          --           --        208,614,002
              ------------------------------------------------------------------
                                                                 $1,022,519,666

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2009" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                         EXPENSES
                                           NET EXPENSE   BEGINNING        ENDING        PAID DURING
                                              RATIO       ACCOUNT        ACCOUNT      THE SIX MONTHS
                                           ANNUALIZED      VALUE          VALUE            ENDED
                                          SEPTEMBER 30,  APRIL 1,       SEPTEMBER 30,   SEPTEMBER 30,
                                              2009         2009            2009            2009*
---------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND                                                                --
  Class A  Actual                             1.40%  $     1,000.00  $     1,325.40  $         8.15
  Class A  Hypothetical                       1.40%  $     1,000.00  $     1,018.06  $         7.07

  Class C  Actual                             2.15%  $     1,000.00  $     1,321.00  $        12.49
  Class C  Hypothetical                       2.15%  $     1,000.00  $     1,014.30  $        10.84

  Class Y  Actual                             1.15%  $     1,000.00  $     1,328.60  $         6.71
  Class Y  Hypothetical                       1.15%  $     1,000.00  $     1,019.31  $         5.82

GROWTH OPPORTUNITIES FUND
  Class A  Actual                             1.24%  $     1,000.00  $     1,288.70  $         7.11
  Class A  Hypothetical                       1.24%  $     1,000.00  $     1,018.86  $         6.27

  Class C  Actual                             1.99%  $     1,000.00  $     1,284.10  $        11.38
  Class C  Hypothetical                       1.99%  $     1,000.00  $     1,015.10  $        10.04

  Class Y  Actual                             0.99%  $     1,000.00  $     1,290.80  $         5.70
  Class Y  Hypothetical                       0.99%  $     1,000.00  $     1,020.10  $         5.02

  Institutional Class Actual                  0.84%  $     1,000.00  $     1,291.30  $         4.82
  Institutional Class Hypothetical            0.84%  $     1,000.00  $     1,020.86  $         4.25

LARGE CAP CORE EQUITY FUND
  Class A  Actual                             1.15%  $     1,000.00  $     1,311.70  $         6.66
  Class A  Hypothetical                       1.15%  $     1,000.00  $     1,019.31  $         5.82

  Class C  Actual                             1.90%  $     1,000.00  $     1,307.60  $        10.98
  Class C  Hypothetical                       1.90%  $     1,000.00  $     1,015.55  $         9.59

LARGE CAP GROWTH FUND
  Class A  Actual                             1.25%  $     1,000.00  $     1,287.20  $         7.17
  Class A  Hypothetical                       1.25%  $     1,000.00  $     1,018.80  $         6.33

  Class B  Actual                             2.00%  $     1,000.00  $     1,282.70  $        11.43
  Class B  Hypothetical                       2.00%  $     1,000.00  $     1,015.05  $        10.09

  Class C  Actual                             2.00%  $     1,000.00  $     1,282.10  $        11.43
  Class C  Hypothetical                       2.00%  $     1,000.00  $     1,015.05  $        10.09

  Class Y  Actual                             0.99%  $     1,000.00  $     1,288.40  $         5.67
  Class Y  Hypothetical                       0.99%  $     1,000.00  $     1,020.11  $         5.01

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                             EXPENSES
                                 NET EXPENSE   BEGINNING       ENDING       PAID DURING
                                    RATIO       ACCOUNT       ACCOUNT     THE SIX MONTHS
                                 ANNUALIZED     VALUE          VALUE           ENDED
                                SEPTEMBER 30,   APRIL 1,    SEPTEMBER 30,  SEPTEMBER 30,
                                     2009        2009           2009           2009*
------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
  Class A  Actual                  1.35%  $     1,000.00  $     1,928.20  $         9.89
  Class A  Hypothetical            1.35%  $     1,000.00  $     1,018.32  $         6.82

  Class C  Actual                  2.10%  $     1,000.00  $     1,927.40  $        15.41
  Class C  Hypothetical            2.10%  $     1,000.00  $     1,014.54  $        10.61

MID CAP GROWTH FUND
  Class A  Actual                  1.50%  $     1,000.00  $     1,403.90  $         9.03
  Class A  Hypothetical            1.50%  $     1,000.00  $     1,017.56  $         7.58

  Class B  Actual                  2.25%  $     1,000.00  $     1,398.00  $        13.53
  Class B  Hypothetical            2.25%  $     1,000.00  $     1,013.78  $        11.36

  Class C  Actual                  2.25%  $     1,000.00  $     1,398.50  $        13.51
  Class C  Hypothetical            2.25%  $     1,000.00  $     1,013.80  $        11.34

  Class Y  Actual                  1.23%  $     1,000.00  $     1,405.60  $         7.42
  Class Y  Hypothetical            1.23%  $     1,000.00  $     1,018.90  $         6.23


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------

PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

*     Touchstone Securities, Inc. serves as the underwriter to the Touchstone
      Funds.

A Member of Western & Southern Financial Group(R)

        THE PRIVACY PROTECTION POLICY IS NOT PART OF THE ANNUAL REPORT.

--------------------------------------------------------------------------------

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



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

[LOGO] TOUCHSTONE INVESTMENTS(R)
       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203



--------------------------------------------------------------------------------

[LOGO] EDELIVERY
Go paperless, sign up today at:
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TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

*     A Member of Western & Southern Financial Group



                                                             TSF-54-TS7-SAR-0910

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.
(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust
             --------------------------

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 1, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 1, 2009


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: December 1, 2009